                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. _____

Post-Effective Amendment No. 13 (File No. 333-131683)                        [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 14 (File No. 811-21852)                                        [X]

RIVERSOURCE SERIES TRUST
50606 Ameriprise Financial Center
Minneapolis, MN 55474

Scott R. Plummer
5228 Ameriprise Financial Center
Minneapolis, MN 55474
(612) 671-1947

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

[ ]  immediately upon filing pursuant to paragraph (b)

[ ]  on (date) pursuant to paragraph (b)

[ ]  60 days after filing pursuant to paragraph (a)(1)

[ ]  on (date) pursuant to paragraph (a)(1)

[X]  75 days after filing pursuant to paragraph (a)(2)

[ ]  on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

[ ] This Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

This filing is intended to supersede the Registrant's Post-Effective Amendment No. 12 filed on Form N-1A pursuant to Rule 485(a)(2) on July 9, 2010.

Accelerated Review Requested.

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Subject to Completion
Preliminary Prospectus

                                                                 [Columbia logo]

COLUMBIA MARSICO
FLEXIBLE CAPITAL FUND

PROSPECTUS [_______, 2010]

- COLUMBIA MARSICO FLEXIBLE CAPITAL FUND SEEKS TO PROVIDE SHAREHOLDERS WITH LONG-TERM GROWTH OF CAPITAL.

CLASS     TICKER SYMBOL
-------   -------------
Class A         --
Class C         --
Class I         --
Class R         --
Class Z         --

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

              NOT FDIC INSURED - MAY LOSE VALUE - NO BANK GUARANTEE

                                TABLE OF CONTENTS

SUMMARY OF THE FUND
Investment Objective .....................................................
Fees and Expenses of the Fund ............................................
Principal Investment Strategies of the Fund ..............................
Principal Risks of Investing in the Fund .................................
Past Performance .........................................................
Fund Management ..........................................................
Buying and Selling Shares ................................................
Tax Information ..........................................................
Financial Intermediary Compensation ......................................
MORE INFORMATION ABOUT THE FUND
Investment Objective .....................................................
Principal Investment Strategies of the Fund ..............................
Principal Risks of Investing in the Fund .................................
More about Annual Fund Operating Expenses ................................
Other Investment Strategies and Risks ....................................
Fund Management and Compensation .........................................
[CHOOSING A SHARE CLASS...................................................
   Comparison of the Share Classes .......................................
   Sales Charges and Commissions .........................................
   Reductions/Waivers of Sales Charges ...................................
   Distribution and Service Fees .........................................
   Financial Intermediary Compensation ...................................
BUYING, SELLING AND EXCHANGING SHARES.....................................
   Share Price Determination .............................................
   Transaction Rules and Policies ........................................
   Opening and Account and Placing Orders ................................
DISTRIBUTIONS AND TAXES ..................................................
GENERAL INFORMATION...................................................... ]

SUMMARY OF THE FUND

INVESTMENT OBJECTIVE

Columbia Marsico Flexible Capital Fund (the Fund) seeks to provide shareholders with long-term growth of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family that share a mailing address invest, or agree to invest in the future, at least $50,000 in any of the Columbia, Columbia Acorn and RiverSource funds, including Seligman and Threadneedle branded funds (Fund Family). More information about these and other discounts is available from your financial intermediary and under "Reductions/Waivers of Sales Charges" on page __ of this prospectus and under "Front End Sales Charge Reductions" on page __ in the Fund's Statement of Additional Information (SAI).

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                                     CLASS I, R
                                                                                         AND
                                                                 CLASS A   CLASS C        Z
                                                                 -------   -------   ----------
Maximum sales charge (load) imposed on purchases                  5.75%      None       None
   (as a percentage of offering price)
Maximum deferred sales charge (load) imposed on redemptions
   (as a percentage of offering price at the time of purchase,
   or current net asset value, whichever is less)                    1%        1%       None

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

                                                 CLASS A   CLASS C   CLASS I   CLASS R   CLASS Z
                                                 -------   -------   -------   -------   -------
Management fees                                   0.89%     0.89%     0.89%     0.89%     0.89%
Distribution and/or service (12b-1) fees          0.25%     1.00%     0.00%     0.50%     0.00%
Other expenses(a)                                 0.55%     0.55%     0.42%     0.55%     0.55%
Total annual fund operating expenses              1.69%     2.44%     1.31%     1.94%     1.44%
Less: Fee waiver/expense reimbursement(b)        (0.09%)   (0.09%)   (0.06%)   (0.09%)   (0.09%)
Total annual fund operating expenses after fee
   waiver/expense reimbursement (b)               1.60%     2.35%     1.25%     1.85%     1.35%

(a)  Other expenses are based on estimated amounts for the current fiscal year.

(b) The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until Oct. 31, 2011, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any), will not exceed 1.60% for Class A, 2.35% for Class C, 1.25% for Class I, 1.85% for Class R and 1.35% for Class Z.

EXAMPLE

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs (based on estimated Fund expenses) would be:

                                               1 YEAR   3 YEARS
                                               ------   -------
Class A (whether or not shares are redeemed)    $728     $1,069
Class C (if shares are redeemed)                $338     $  752
Class C (if shares are not redeemed)            $238     $  752
Class I (whether or not shares are redeemed)    $127     $  410
Class R (whether or not shares are redeemed)    $188     $  601
Class Z (whether or not shares are redeemed)    $137     $  447

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund is a non-diversified fund that invests in equity securities and other investments that are selected primarily for their long-term growth potential. Under normal market conditions, the Fund may invest up to 40% of its assets in various types of fixed income and variable income securities, including up to 25% in securities rated below investment grade (commonly called "high yield securities" or "junk bonds"). The Fund may invest without limit in foreign investments, including investments in emerging markets. The Fund may invest in issuers of any size, and will generally hold a core position of between 20 and 50 securities or other investments, but this range may change from time to time.

In selecting investments for the Fund, Marsico Capital Management, LLC (Marsico Capital or the Subadviser) uses an approach that combines "top-down" macro-economic analysis with "bottom-up" securities selection. The "top-down" approach may take into consideration macro-economic factors such as, without limitation, interest rates, inflation, demographics, the regulatory environment, and the global competitive landscape. Through this "top-down" analysis, the portfolio manager seeks to identify sectors, industries and companies that may benefit from the overall trends the portfolio manager has observed. The portfolio manager then looks for individual companies or securities that are expected to offer earnings growth potential that may not be recognized by the market at large. In evaluating investment opportunities, the portfolio manager may consider whether a particular security or other investment potentially offers current income, and in selecting fixed income and variable income securities, the portfolio manager will also focus on the potential for growth of capital. The Fund is not required to seek current income or to maintain any portion of its total assets in fixed or variable income securities.

The Fund's holdings may include, without limitation, securities or other investments of established companies, less mature companies, companies that may, in the portfolio manager's view, be experiencing a significant positive transformation or a favorable catalyst impacting their potential growth, securities or other investments that may be underappreciated by other investors, or that are believed to be trading at compelling valuations in light of their potential growth.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

ACTIVE MANAGEMENT RISK. Due to its active management, the Fund could underperform other funds with similar investment objectives.

CREDIT RISK. Credit risk is the risk that fixed-income securities in the Fund's portfolio will decline in price or fail to pay interest or repay principal when due because the issuer of the security or the counterparty to a contract will default or otherwise become unable or unwilling to honor its financial obligations. Unrated securities held by the Fund present increased credit risk.

CURRENCY RISK. The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar, particularly if the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar.

FOCUSED PORTFOLIO RISK. Because the Fund may hold a limited number of securities, the Fund as a whole is subject to greater risk of loss if any of those securities declines in price.

HIGH YIELD SECURITIES RISK. The Fund's investment in below-investment grade fixed-income securities (i.e., high-yield or junk bonds) exposes the Fund to a greater risk of loss than a fund that invests solely in higher-rated investment grade securities.

INTEREST RATE RISK. Interest rate risk is the risk of losses attributable to changes in interest rates. When interest rates rise, prices of fixed-income securities generally fall. In general, the longer the maturity or duration of a fixed-income security, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations.

ISSUER RISK. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund's performance.

MARKET RISK. The market value of securities may fall, fail to rise, or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other funds if that style falls out of favor with the market.

NON-DIVERSIFICATION RISK. Compared with a "diversified" fund, the Fund may invest a greater percentage of its assets in the securities of a single issuer. A decline in the value of that investment could cause the Fund's overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

PORTFOLIO TURNOVER RISK. The Fund's portfolio manager may actively and frequently trade securities in the Fund's portfolio to carry out its principal strategies. A high portfolio turnover rate increases transaction costs, which may increase the Fund's expenses. Frequent and active trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

RISKS OF FOREIGN/EMERGING MARKETS INVESTING. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund's portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Investments in emerging markets present greater risk of loss than a typical foreign security investment. Because of the less developed markets and economics and less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers organized, domiciled or doing business in emerging markets.

SMALL AND MID-SIZED COMPANY RISK. Investments in small and medium size companies often involve greater risks than investments in larger, more established companies, including less predictable earnings and lack of experienced management, financial resources, product diversification and competitive strengths.

PAST PERFORMANCE

The Fund is new as of the date of this prospectus and therefore performance information is not available.

The following table provides information concerning the historical performance of a registered investment company account managed by Marsico Capital, the Subadviser of the Fund. The registered investment company account, the Marsico Flexible Capital Fund, has investment objectives, policies, strategies and risks substantially similar to those of the Fund. This information is provided to illustrate the past performance of the Subadviser in managing a substantially similar registered investment company account as measured against the S&P 500 Index and the Lipper Multi-Cap Growth Funds Index. This information about the substantially similar registered investment company account represents neither the past performance of the Fund, nor the future performance of the Fund.

Performance data shown for the substantially similar registered investment company account was calculated in accordance with standards prescribed by the SEC for the calculation of average annual total return information for registered investment companies. All Marsico Flexible Capital Fund performance information has been provided by the Subadviser and has not been audited by Columbia Management Investment Advisers, LLC (Columbia Management or the investment manager) or the Fund. Average annual total return reflects changes in share prices and reinvestment of dividends and distributions and is net of fund expenses. Share prices and investment returns will fluctuate, reflecting market conditions as well as changes in the fundamentals of portfolio securities. The performance returns for the substantially similar registered investment company account presented below are net of certain fees and expenses (amounting to a net expense ratio of 0.77% after a fee waiver) that differ from the fees and expenses estimated for the Fund.

The past performance of the substantially similar registered investment company account and the indexes should not be viewed as representative of the Fund's future performance. In addition, while we expect that the Fund will be managed in a substantially similar fashion to the Marsico Flexible Capital Fund, investors should be aware that these are not the same funds and will not have the same performance. Investments made by the Fund at any given time may not be the same as those of the Marsico Flexible Capital Fund. Different performance will result due to factors such as differences in cash flows into and out of the Fund, different times for purchases and sales of portfolio securities, different fees and expenses, and differences in portfolio sizes and positions.

AVERAGE ANNUAL TOTAL RETURNS (AFTER APPLICABLE SALES CHARGES)

MARSICO FLEXIBLE CAPITAL FUND                                                SINCE INCEPTION
(FOR PERIODS ENDED DEC. 31, 2009)                                   1 YEAR      (12/29/06)
---------------------------------                                   ------   ---------------
RETURN BEFORE TAXES                                                 51.06%        4.47%
RETURN AFTER TAXES ON DISTRIBUTIONS                                 49.34%        3.30%
RETURN AFTER TAXES ON DISTRIBUTIONS AND REDEMPTION OF FUND SHARES   33.35%        3.23%
S&P 500 INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)   26.46%       -5.63%
LIPPER MULTI-CAP GROWTH FUNDS INDEX                                 39.11%       -2.82%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

The performance returns for the Marsico Flexible Capital Fund reflect a fee waiver in effect. In the absence of such a waiver, the returns would be reduced.

FUND MANAGEMENT

INVESTMENT MANAGER: Columbia Management Investment Advisers, LLC

SUBADVISER: Marsico Capital Management, LLC

PORTFOLIO MANAGER         TITLE         MANAGED FUND SINCE
-----------------   -----------------   ------------------
A. Douglas Rao      Portfolio Manager    September 2010

BUYING AND SELLING SHARES

                                     NONQUALIFIED ACCOUNTS      TAX QUALIFIED
MINIMUM INITIAL INVESTMENT       (ALL CLASSES EXCEPT R AND Z)      ACCOUNTS     CLASS R     CLASS Z
--------------------------       ----------------------------   -------------   -------   ----------
For investors other than
   systematic investment plans              $2,000                  $1,000        None    Variable(a)
Systematic investment plans                 $  100                  $  100        None    Variable(a)

                                     NONQUALIFIED ACCOUNTS      TAX QUALIFIED
SUBSEQUENT INVESTMENTS           (ALL CLASSES EXCEPT R AND Z)      ACCOUNTS     CLASS R   CLASS Z
----------------------           ----------------------------   -------------   -------   -------
For investors other than
   systematic investment plans               $100                    $100         None      $100
Systematic investment plans                  $100                    $100         None      $100

(a) The minimum initial investment amount for Class Z shares varies from none, to $1,000 to $2,000 depending upon the category of eligible investor, which is described below under "Minimum Investment and Account Balance - Class Z Shares Minimum Investments."

EXCHANGING OR SELLING SHARES

Your shares are redeemable -- they may be sold back to the Fund. If you maintain your account with a financial intermediary, you must contact that financial intermediary to exchange or sell shares of the Fund.

If your account was established directly with the Fund, you may request an exchange or sale of shares through one of the following methods:

BY MAIL: Mail your exchange or sale request to:

     Regular Mail: The Funds, c/o Columbia Management Investment Services Corp., P.O. Box 8081, Boston, MA 02266-8081

     Express Mail: The Funds, c/o Columbia Management Investment Services Corp., 30 Dan Road, Canton, MA 02021-2809

BY TELEPHONE OR WIRE TRANSFER: Call 800.345.6611. A service fee will be charged against your account for each wire sent.

TAX INFORMATION

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

FINANCIAL INTERMEDIARY COMPENSATION

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend the Fund over another investment. Ask your financial intermediary or visit their website for more information.

MORE INFORMATION ABOUT THE FUND

INVESTMENT OBJECTIVE

Columbia Marsico Flexible Capital Fund (the Fund) seeks to provide shareholders with long-term growth of capital. Because any investment involves risk, there is no assurance this objective can be achieved. Only shareholders can change the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund is a non-diversified fund that invests in equity securities and other investments that are selected primarily for their long-term growth potential. Under normal market conditions, the Fund may invest up to 40% of its assets in various types of fixed income and variable income securities, including up to 25% in securities rated below investment grade (commonly called "high yield securities" or "junk bonds"). The Fund may invest without limit in foreign investments, including investments in emerging markets. The Fund may invest in issuers of any size, and will generally hold a core position of between 20 and 50 securities or other investments, but this range may change from time to time.

Columbia Management Investment Advisers, LLC (Columbia Management or the investment manager) serves as the investment manager to the Fund and is responsible for the oversight of the Fund's subadviser, Marsico Capital Management, LLC (Marsico Capital or the Subadviser), which provides day-to-day portfolio management for the Fund.

In selecting investments for the Fund, Marsico Capital uses an approach that combines "top-down" macro-economic analysis with "bottom-up" security selection. The "top-down" approach may take into consideration macro-economic factors such as, without limitation, interest rates, inflation, demographics, the regulatory environment, and the global competitive landscape. Through this "top-down" analysis, the portfolio manager seeks to identify sectors, industries and companies that may benefit from the overall trends the portfolio manager has observed.

The portfolio manager then looks for individual companies or securities that are expected to offer earnings growth potential that may not be recognized by the market at large. In evaluating investment opportunities, the portfolio manager may consider whether a particular security or other investment potentially offers current income, and in selecting fixed income and variable income securities, the portfolio manager will also focus on the potential for growth of capital. The Fund is not required to seek current income or to maintain any portion of its total assets in fixed or variable income securities.

In determining whether a particular company, security or other investment may be a suitable investment, the portfolio manager may focus on any of a number of different attributes, including but not limited to:

     -    the company's specific market expertise or dominance;

     -    its franchise durability and pricing power;

     - solid fundamentals (e.g., a strong balance sheet, improving returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards, and transparent financial disclosure);

     -    strong and ethical management;

     -    commitment to shareholder interests;

     -    reasonable valuations in the context of projected growth rates;

     -    current income; and/or

     - other indications that a company, security or other investment may be an attractive investment prospect.

This process is called "bottom-up" stock selection. As part of this fundamental, "bottom-up" research, the Fund's subadviser, Marsico Capital, may visit with various levels of a company's management, as well as with its customers, suppliers, distributors and/or competitors, as appropriate. Marsico Capital also may prepare detailed earnings and cash flow models of companies.

The Fund's holdings may include, without limitation:

     - securities or other investments of established companies, less mature companies, companies that, in the portfolio manager's view, may be experiencing a significant positive transformation or a favorable catalyst impacting their potential growth; and

     - securities or other investments that may be underappreciated by other investors, or that are believed to be trading at compelling valuations in light of their potential growth.

The Fund's portfolio manager may reduce or sell the Fund's investments in securities or other investments if, in his opinion, the issuer's fundamentals have deteriorated or will deteriorate, price appreciation of the security or investment leads to substantial overvaluation in relation to the portfolio manager's estimates of future earnings and cash flow growth, or for other reasons, including that ongoing evaluation reveals that there are more attractive investment opportunities available.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other funds with similar investment objectives.

CREDIT RISK. Credit risk is the risk that the issuer of a fixed-income security, or the counterparty to a contract may or will default or otherwise become unable or unwilling to honor a financial obligation, such as making payments. If the Fund purchases unrated securities, or if the rating of a security is reduced after purchase, the Fund will depend on analysis of credit risk more heavily than usual.

CURRENCY RISK. The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar, particularly if the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar.

FOCUSED PORTFOLIO RISK. The Fund, because it may invest in a limited number of companies, may have more volatility and is considered to have more risk than a fund that invests in a greater number of companies because changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund's net asset value. To the extent the Fund invests its assets in fewer securities, the Fund is subject to greater risk of loss if any of those securities declines in price.

HIGH YIELD SECURITIES RISK. Non-investment grade fixed-income securities, commonly called "high-yield" or "junk" bonds, may react more to perceived changes in the ability of the issuing entity or obligor to pay interest and principal when due than to changes in interest rates. Non-investment grade securities may experience greater price fluctuations and are subject to a greater risk of loss than investment grade fixed-income securities.

INTEREST RATE RISK. Interest rate risk is the risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with fixed-income securities: when interest rates rise, the prices generally fall. In general, the longer the maturity or duration of a fixed-income security, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations, which in turn would increase prepayment risk.

ISSUER RISK. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund's performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures or other events, conditions or factors.

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other funds if that style falls out of favor with the market.

NON-DIVERSIFICATION RISK. The Fund is non-diversified. A non-diversified fund may invest more of its assets in fewer companies than if it were a diversified fund. Because each investment has a greater effect on the Fund's performance, the Fund may be more exposed to the risks of loss and volatility than a fund that invests more broadly.

PORTFOLIO TURNOVER RISK. The Fund's portfolio manager may actively and frequently trade securities in the Fund's portfolio to carry out its principal strategies. A high portfolio turnover rate increases transaction costs, which may increase the Fund's expenses. Frequent and active trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

RISKS OF FOREIGN/EMERGING MARKETS INVESTING. Foreign securities are securities of issuers based outside the United States. An issuer is deemed to be based outside the United States if it is organized under the laws of another country. Foreign securities are primarily denominated in foreign currencies. In addition to the risks normally associated with domestic securities of the same type, foreign securities are subject to the following risks:

Country risk includes the risks associated with the political, social, economic, and other conditions or events occurring in the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than U.S. investments, which means that at times it may be difficult to sell foreign securities at desirable prices.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add to or subtract from the value of the investment.

Custody risk refers to the risks associated with the clearing and settling of trades. Holding securities with local agents and depositories also has risks. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market, which are less reliable than the U.S. markets. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

Emerging markets risk includes the dramatic pace of change (economic, social and political) in these countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.

SMALL AND MID-SIZED COMPANY RISK. Investments in small and medium sized companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, experience and competitive strengths of larger companies. Securities of small and medium companies may trade on the over-the-counter market or on regional securities exchanges and the frequency and volume of their trading may be substantially less and may be more volatile than is typical of larger companies.

MORE ABOUT ANNUAL FUND OPERATING EXPENSES

The following information is presented in addition to, and should be read in conjunction with, "Fees and Expenses of the Fund" that appears in the Summary of the Fund.

Calculation of Annual Fund Operating Expenses. Annual fund operating expenses are based on estimated expenses for the Fund's current fiscal period and are expressed as a percentage (expense ratio) of the Fund's average net assets during the fiscal period. The expense ratios are adjusted to reflect current fee arrangements.

OTHER INVESTMENT STRATEGIES AND RISKS

Other Investment Strategies. Other Investment Strategies. In addition to the principal investment strategies previously described, the Fund may utilize investment strategies that are not principal investment strategies, including investment in affiliated and nonaffiliated pooled investment vehicles (including mutual funds and exchange traded funds (ETFs), also referred to as "acquired funds"), ownership of which results in the Fund bearing its proportionate share of the acquired funds' fees and expenses and proportionate exposure to the risks associated with acquired funds' underlying investments. ETFs are generally designed to replicate the price and yield of a specified market index. An ETF's share price may not track its specified market index and may trade below its net asset value, resulting in a loss. ETFs generally use a "passive" investment strategy and will not attempt to take defensive positions in volatile or declining markets. An active secondary market in an ETF's shares may not develop or be maintained and may be halted or interrupted due to actions by its listing exchange, unusual market conditions or other reasons. There can be no assurance an ETF's shares will continue to be listed on an active exchange.

Additionally, the Fund may use derivatives such as futures, options, forward contracts, and swaps (which are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, indexes or currencies). These derivative instruments are used to produce incremental earnings, to hedge existing positions, to increase or reduce market or credit exposure, or to increase flexibility. Derivative instruments will typically increase the Fund's exposure to the principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty credit risk, hedging risk, leverage risk, and liquidity risk.

Correlation risk is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses.

Counterparty credit risk is the risk that a counterparty to the derivative instrument becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, and the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed.

Hedging risk is the risk that derivative instruments used to hedge against an opposite position, may offset losses, but they may also offset gains. There is no guarantee that a hedging strategy will eliminate the risk which the hedging strategy is intended to offset, which may lead to losses within the Fund.

Leverage risk is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument. In addition, a relatively small price movement in the underlying security, currency or index may result in a substantial loss for the Fund using derivatives and certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment. Even though the Fund's policies permit the use of derivatives in this manner, the portfolio managers are not required to use derivatives.

Liquidity risk is the risk that the derivative instrument may be difficult or impossible to sell or terminate, which may cause the Fund to be in a position to do something the investment manager would not otherwise choose, including, accepting a lower price for the derivative instrument, selling other investments, or foregoing another, more appealing investment opportunity. Derivative instruments which are not traded on an exchange, including, but not limited to, forward contracts, swaps and over-the-counter options, may have increased liquidity risk.

For more information on strategies and holdings, and the risks of such strategies, including derivative instruments that the Fund may use, see the Fund's SAI.

Unusual Market Conditions. The Fund may, from time to time, take temporary defensive positions, including investing more of its assets in money market securities in an attempt to respond to adverse market, economic, political, or other conditions. Although investing in these securities would serve primarily to attempt to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, the portfolio managers may make frequent securities trades that could result in increased fees, expenses and taxes, and decreased performance. Instead of investing in money market securities directly, the Fund may invest in shares of an affiliated or unaffiliated money market fund. See "Cash Reserves" under the section "Additional Management Information" for more information.

Change in Subadviser(s). From time to time, the investment manager may add or change unaffiliated subadvisers. See "Fund Management and Compensation, Investment Manager." The date the current Subadviser(s) began serving the Fund is set forth under "Fund Management and Compensation, Investment Manager, Portfolio Management." When applicable, performance of the Fund, prior to the date the current Subadviser(s) began serving, was achieved by different subadviser(s). Similarly, the portfolio turnover rate shown in the "Financial Highlights" applies to the subadviser(s) serving during the relevant time-period. A change in subadviser(s) may result in increased portfolio turnover, as noted under "Portfolio Turnover."

Multi-Manager Risk. While Columbia Management, the Fund's investment manager, monitors each subadviser and the overall management of the Fund, to the extent the Fund has multiple subadvisers, each subadviser makes investment decisions independently from the other subadvisers. It is possible that the security selection process of one subadviser will not complement that of the other subadvisers. As a result, the Fund's exposure to a given security, industry, sector or market capitalization could be smaller or larger than if the Fund were managed by a single subadviser, which could affect the Fund's performance.

Securities Transaction Commissions. Securities transactions involve the payment by the Fund of brokerage commissions to broker-dealers, on occasion as compensation for research or brokerage services (commonly referred to as "soft dollars"), as the portfolio managers buy and sell securities for the Fund in pursuit of its objective. A description of the policies governing the Fund's securities transactions and the dollar value of brokerage commissions paid by the Fund are set forth in the SAI. The brokerage commissions set forth in the SAI do not include implied commissions or mark-ups (implied commissions) paid by the Fund for principal transactions (transactions made directly with a dealer or other counterparty), including most fixed income securities (and certain other instruments, including derivatives). Brokerage commissions do not reflect other elements of transaction costs, including the extent to which the Fund's purchase and sale transactions may cause the market to move and change the market price for an investment.

Although brokerage commissions and implied commissions are not reflected in the expense table under "Fees and Expenses," they would be reflected in the total return of the Fund, when available.

Portfolio Turnover. Trading of securities may produce capital gains, which are taxable to shareholders when distributed. Active trading may also increase the amount of brokerage commissions paid or mark-ups to broker-dealers that the Fund pays when it buys and sells securities. Capital gains and increased brokerage commissions or mark-ups paid to broker-dealers may adversely affect a fund's performance.

Directed Brokerage. The Fund's Board of Directors (Board) has adopted a policy prohibiting the investment manager, or any subadviser, from considering sales of shares of the Fund as a factor in the selection of broker-dealers through which to execute securities transactions.

Additional information regarding securities transactions can be found in the SAI.

FUND MANAGEMENT AND COMPENSATION

INVESTMENT MANAGER

Columbia Management Investment Advisers, LLC (the investment manager or Columbia Management), formerly RiverSource Investments, LLC, 100 Federal Street, Boston, MA 02110, is the investment manager to the Columbia, Columbia Acorn, Columbia Wanger, RiverSource, Seligman and Threadneedle funds (the Fund Family) and is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). In addition to managing investments for the Fund Family, Columbia Management manages investments for itself and its affiliates. For institutional clients, Columbia Management and its affiliates provide investment management and related services, such as separate account asset management, and institutional trust and custody, as well as other investment products. For all of its clients, Columbia Management seeks to allocate investment opportunities in an equitable manner over time. See the SAI for more information.

Funds managed by Columbia Management have received an order from the Securities and Exchange Commission that permits Columbia Management, subject to the approval of the Board, to appoint a subadviser or change the terms of a subadvisory agreement for a fund without first obtaining shareholder approval. The order permits the Fund to add or change unaffiliated subadvisers or change the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. Columbia Management and its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create a conflict of interest. In making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, Columbia Management does not consider any other relationship it or its affiliates may have with a subadviser, and Columbia Management discloses to the Board the nature of any material relationships it has with a subadviser or its affiliates.

The Fund pays Columbia Management a fee for managing its assets. Under the Investment Management Services Agreement (Agreement), the fee is 0.890% of the Fund's average daily net assets on the first $50 million, gradually reducing to 0.750% as assets increase. Under the Agreement, the Fund also pays taxes, brokerage commissions, and nonadvisory expenses. A discussion regarding the basis for the Board approving the Agreement will be available in the Fund's annual or semiannual shareholder report.

Columbia Management selects, contracts with and compensates the Subadviser to manage the investment of the Fund's assets. Columbia Management monitors the compliance of the Subadviser with the investment objective and related policies of the Fund, reviews the performance of the Subadviser, and reports periodically to the Board.

PORTFOLIO MANAGEMENT

SUBADVISER:

MARSICO CAPITAL MANAGEMENT, LLC (MARSICO CAPITAL OR SUBADVISER)

Marsico Capital, which has served as Subadviser to the Fund since September 2010, is located at 1200 17th Street, Suite 1600, Denver, CO 80202. Marsico Capital, subject to the supervision of Columbia Management, provides day-to-day management of the Fund's portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with Columbia Management.

PORTFOLIO MANAGER: The portfolio manager responsible for the day-to-day portfolio management of the Fund is:

A. DOUGLAS RAO

Mr. Rao, portfolio manager and senior analyst, joined Marsico Capital in 2005 and has 10 years of investment experience. Prior to joining Marsico, Mr. Rao spent more than four years at Trust Company of the West ("TCW") where he was a Senior Vice President and Financial Services Analyst for U.S. equities. Mr. Rao graduated from the University of Virginia, where he earned a bachelor's degree in History and an MBA from the University of California, Los Angeles.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

Choosing a Share Class

THE FUND FAMILY

Effective September 7, 2010, the Columbia funds, Columbia Acorn funds and RiverSource funds (including the Seligman and Threadneedle branded funds) (the Fund Family) share the same policies and procedures for investor services, as described below. For example, for purposes of calculating the initial sales charge on the purchase of Class A shares of a fund, an investor or financial advisor should consider the combined market value of all Columbia, Columbia Acorn, RiverSource, Seligman and Threadneedle funds owned by the investor. See Reductions/Waivers of Sales Charges - Front-End Sales Charge Reductions for details on this particular policy.

For purposes of this service section, the Columbia funds and Columbia Acorn funds and portfolios are collectively referred to as the Columbia funds. The RiverSource funds (including the Seligman and Threadneedle branded funds) are collectively referred to as the RiverSource funds. Together the Columbia funds and the RiverSource funds are referred to as the Funds or Fund Family.

Additional information about the Funds can be obtained by contacting the following:

               WEBSITES*                         TOLL-FREE NUMBERS                   MAILING ADDRESSES
--------------------------------------  ----------------------------------  ----------------------------------
    FOR COLUMBIA FUNDS AT ANY TIME      FOR COLUMBIA FUNDS AT ANY TIME AND            FOR ALL FUNDS:
                                              ALL FUNDS ON AND AFTER
      AND ALL FUNDS ON AND AFTER                                                       REGULAR MAIL:
                                                SEPTEMBER 7, 2010:
           SEPTEMBER 27, 2010:                                                           THE FUNDS
                                                   800.345.6611
      www.columbiamanagement.com                                            C/O COLUMBIA MANAGEMENT INVESTMENT
                                                                                      SERVICES CORP.,
                                                                                  P.O. BOX 8081, BOSTON,
                                                                                       MA 02266-8081

FOR RIVERSOURCE AND THREADNEEDLE FUNDS       FOR RIVERSOURCE FUNDS BEFORE
               ON OR BEFORE
                                                  SEPTEMBER 7, 2010:                   EXPRESS MAIL:
          SEPTEMBER 26, 2010:
                                                     800.221.2450                        THE FUNDS
          www.riversource.com
                                                                            C/O COLUMBIA MANAGEMENT INVESTMENT
    FOR SELIGMAN FUNDS ON OR BEFORE                                                   SERVICES CORP.,
           SEPTEMBER 26, 2010:
                                                                                   30 DAN ROAD, CANTON,
           www.seligman.com                                                            MA 02021-2809

* The website references and universal resource locators (URLs) in this prospectus are intended to be inactive textual references and information contained in or otherwise accessible through the referenced websites does not form a part of this prospectus.

Comparison of the Share Classes

Share Class Features

The Fund offers the classes of shares set forth on the cover of this prospectus. [The Fund may also offer other classes of shares through a separate prospectus.] Each share class has its own investment eligibility criteria, cost structure and other features. You may not be eligible for every share class. If you purchase shares of the Fund through a retirement plan or other product or program sponsored by your financial intermediary, not all share classes may be made available to you. The following summarizes the primary features of the Class A, Class B, Class C, Class E, Class F, Class I, Class R, Class R3, Class R4, Class R5, Class T, Class W, Class Y and Class Z shares offered by this prospectus. When deciding which class of shares to buy, you should consider, among other things:

-    The amount you plan to invest.

-    How long you intend to remain invested in the Fund.

-    The expenses for each share class.

- Whether you may be eligible for reduced or a waived of sales charges when you buy or sell shares.

Each investor's personal situation is different and you may wish to discuss with your financial intermediary which share class is best for you. Your authorized financial intermediary or financial advisor can help you determine which share class(es) is available to you and to decide which class of shares best meets your needs.

                                                                                                   MAXIMUM
                                                                                    CONTINGENT   DISTRIBUTION
                                                                                     DEFERRED        AND
                 ELIGIBLE INVESTORS AND                                FRONT-END      SALES        SERVICE       NON 12B-1
                     MINIMUM INITIAL       INVESTMENT   CONVERSION       SALES       CHARGES       (12B-1)        SERVICE
                     INVESTMENTS(a)          LIMITS      FEATURES     CHARGES(b)    (CDSCS)(b)     FEES(c)        FEES**
               -------------------------- ----------- -------------- ------------ ------------- ------------- --------------
CLASS A*       Class A shares is          none        None           5.75%        A CDSC        Columbia      none
               available to the general                              maximum,     applies       funds: up
               public for investment;                                declining    only to       to 0.10%
               minimum initial                                       to 0.00% on  certain       distribution
               investments generally                                 investments  investments   fee and
               range from $0 to                                      of $1        of between    0.25%
               $2,000****                                            million or   $1 million    service fee
                                                                     more         and $50       RiverSource
                                                                                  million       funds:
                                                                     none,        redeemed      0.25%
                                                                     money        within 18     distribution
                                                                     market       months of     and service
                                                                     Funds and    purchase,     fees
                                                                     certain      charged as
                                                                     other        follows:
                                                                     Funds(j)     1.00% CDSC
                                                                                  if redeemed
                                                                                  within 12
                                                                                  months of
                                                                                  purchase,
                                                                                  and 0.50%
                                                                                  CDSC if
                                                                                  redeemed
                                                                                  more than
                                                                                  12, but
                                                                                  less than
                                                                                  18, months
                                                                                  after
                                                                                  purchase(d)

CLASS B*       The Columbia funds and,    up to       convert to     none         5.00%         0.75%         none
               effective September 7,     $49,999     Class A                     maximum,      distribution
               2010, the RiverSource                  shares                      gradually     fee
               funds no longer accept                 generally                   declining to  0.25%
               investments from new or                eight years                 0.00% after   service fee
               existing investors in                  after                       six years(e)
               Class B shares, except                 purchase(e)
               through reinvestment of
               dividend

               and/or capital
               gain distributions by
               existing Class B
               shareholders, or a
               permitted exchange as
               described in more detail
               under Buying, Selling
               and Exchanging Shares -
               Opening an Account and
               Placing Orders - Buying
               Shares - Class B Shares
               Closing.***

CLASS C*       Minimum initial            up to       None           none         1.00% on      0.75%         none
               investments range from     $999,999;                               investments   distribution
               $0 to $2,000; the share    no limit                                redeemed      fee
               class is available to      for                                     within one    0.25%
               the general public for     employee                                year of       service fee
               investment.****            benefit                                 purchase
                                          plans+

CLASS E        Class E shares are         none        none           4.50%        A 1.00%       0.10%         none
               closed to new investors                               maximum,     CDSC          distribution
               and new accounts.                                     declining    applies to    fee
               Shareholders who opened                               to 0.00% on  certain       0.25%
               and funded a Class E                                  investments  investments   service fee
               shares account with a                                 of           of between
               fund as of September 22,                              $500,000     $1 million
               2006 (including accounts                              or more      and $50
               once funded that                                                   million
               subsequently reached a                                             redeemed
               zero balance) may                                                  within one
               continue to make                                                   year of
               additional purchases of                                            purchase
               the share class. The
               share class was designed
               for investors who wish
               to make an irrevocable
               gift to a child,
               grandchild or other
               individual.

CLASS F        Class F shares are         up to       convert to     none         5.00%         0.75%         none
               closed to new investors    $250,000    Class E                     maximum,      distribution
               and new accounts.          (based on   shares eight                gradually     fee
               Shareholders who opened    aggregate   years after                 declining     0.25%
               and funded a Class F       account     purchase                    to 0.00%      service fee
               shares account with a      value)(f)                               after
               fund as of September 22,                                           six years
               2006 (including accounts
               once funded that
               subsequently reached a
               zero balance) may
               continue to make
               additional purchases of
               the share class. The
               share class is designed
               for investors who wish
               to make an irrevocable
               gift to a child,
               grandchild or other
               individual.

CLASS I*       Class I shares are only    none        None           none         none          none          none
               available to funds
               distributed by the
               Distributor, if the fund
               seeks to achieve its
               investment objective by
               investing in shares of
               Funds in the Fund Family.

CLASS R*       Class R shares are only    none        None           none         none          Columbia      none
               available to eligible                                                            funds:
               retirement plans and                                                             0.50%

               health savings accounts.                                                         distribution
                                                                                                fee

                                                                                                RiverSource
                                                                                                funds:
                                                                                                0.50% fee,
                                                                                                of which
                                                                                                service fee
                                                                                                can be up
                                                                                                to 0.25%

CLASS R3*      The share class is         none        None           none         none          0.25%         0.25%(g)
               available to qualified                                                           distribution
               employee benefit plans,                                                          fee
               trust companies or
               similar institutions,
               501(c)(3) charitable
               organizations,
               non-qualified deferred
               compensation plans whose
               participants are
               included in a qualified
               employee benefit plan
               described above, 529
               plans, and health
               savings accounts.

CLASS R4*      Effective after the        none        none           none         none          none          0.25%(g)
               close of business on
               December 31, 2010, Class
               R4 shares are closed to
               new investors. The share
               class is available to
               qualified employee
               benefit plans, trust
               companies or similar
               institutions, 501(c)(3)
               charitable
               organizations,
               non-qualified deferred
               compensation plans whose
               participants are
               included in a qualified
               employee benefit plan
               described above, 529
               plans, and health
               savings accounts.
               Shareholders who opened
               and funded a Class R4
               shares account with a
               fund as of the close of
               business on December 31,
               2010 (including accounts
               once funded that
               subsequently reached a
               zero balance) may
               continue to make
               additional purchases of
               the share class, and
               existing Class R4
               accounts may continue to
               allow new investors or
               participants to be
               established in their
               fund account.(i)

CLASS R5*      Effective after the        none        None           none         none          none          none
               close of business on
               December 31, 2010, Class
               R5 shares are closed to
               new investors. The share
               class is available to
               qualified employee
               benefit plans, trust
               companies or similar

               institutions, 501(c)(3)
               charitable
               organizations,
               non-qualified deferred
               compensation plans whose
               participants are
               included in a qualified
               employee benefit plan
               described above, 529
               plans, health savings
               accounts and, if
               approved by the
               Distributor,
               institutional or
               corporate accounts above
               a threshold established
               by the distributor
               (currently $1 million
               per fund or $10 million
               in all Funds in the Fund
               Family) and bank trust
               departments.
               Shareholders who opened
               and funded a Class R5
               shares account with a
               fund as of the close of
               business on December 31,
               2010 (including accounts
               once funded that
               subsequently reached a
               zero balance) may
               continue to make
               additional purchases of
               the share class, and
               existing Class R5
               accounts may continue to
               allow new investors or
               participants to be
               established in their
               fund account.(i)

CLASS T        Class T shares are         none        None           5.75%        1.00% CDSC    none          up to
               available only to                                     maximum,     applies to                  0.50%(h)
               investors who received                                declining    certain
               (and who have                                         to 0.00% on  investments
               continuously held) Class                              investments  of between
               T shares in connection                                of $1        $1 million
               with the merger of                                    million or   and $50
               certain Galaxy Funds                                  more         million
               into various Columbia                                              redeemed
               funds (formerly named                                              within one
               Liberty Funds).                                                    year of
                                                                                  purchase

CLASS W*       Class W shares are only    none        none           none         none          0.25%         none
               available to investors                                                           distribution
               purchasing through                                                               and service
               authorized investment                                                            fees
               programs managed by
               investment
               professionals, including
               discretionary managed
               account programs.

CLASS Y*       Class Y shares are         none        None           none         none          none          none
               available only to the
               following categories of
               investors: (i)
               individual investors and
               institutional clients
               (endowments,
               foundations, defined
               benefit plans, etc.)
               that invest at least $1
               million in

               Class Y shares of a single
               fund and (ii) group
               retirement plans
               (including 401(k) plans,
               457 plans,
               employer-sponsored
               403(b) plans, profit
               sharing and money
               purchase plans) with
               plan assets of at least
               $10 million. Currently,
               Class Y shares are
               offered only to certain
               former shareholders of
               the series of the former
               Columbia Funds
               Institutional Trust and
               to institutional and
               high net worth
               individuals and clients
               invested in certain
               pooled investment
               vehicles and separate
               accounts managed by the
               Adviser.

CLASS Z*       Class Z shares are         none        None           none         none          none          none
               available only to
               certain eligible
               investors, which are
               subject to different
               minimum initial
               investment requirements.
               These minimum initial
               investment amounts range
               from $0 to $2,000.

* For money market funds, new investments must be made in Class A shares of the fund. The money market funds offer other classes of shares only to facilitate exchanges with other funds offering such share classes.

** See Class R3 and Class R4 Shares - Non 12b-1 Service Fees and Class T Shares - Shareholder Service Fees for more information.

*** Unless contrary instructions are received in advance by the fund, any purchase orders (except those submitted by a selling and/or servicing agent through the National Securities Clearing Corporation (NSCC) as described in more detail under Buying, Selling and Exchanging Shares - Eligible Investors - Class B Shares Closing) that are initial investments in Class B shares or that are orders for additional Class B shares of the fund received from existing investors in Class B shares, including orders made through an active systematic investment plan, will automatically be invested in Class A shares of the fund, without regard to the normal minimum initial investment requirement for Class A shares, but subject to the applicable front-end sales charge. See Choosing a Share Class - Class A Shares - Front-end Sales Charge for additional information about Class A shares.

**** The minimum initial investment requirement is $5,000 for RiverSource
     Disciplined Small Cap Value Fund, RiverSource Floating Rate Fund and RiverSource Inflation Protected Securities Fund, and $10,000 for RiverSource 120/20 Fund, RiverSource Contrarian Equity Fund, Threadneedle Global Extended Alpha Fund and RiverSource Absolute Return Currency and Income Fund.

+ There is no investment limit on Class C shares purchased by employee benefit plans created under section 401(a), 401(k), 457 and 403(b), and qualified deferred compensation plans, which have a plan level or omnibus account that is maintained with the fund or the Transfer Agent and transacts directly with the fund or the Transfer Agent through a third party administrator or third party recordkeeper.

(a) See Buying, Selling and Exchanging Shares - Opening an Account and Placing Orders for more details on the eligible investors and minimum initial and subsequent investment and account balance requirements of these share classes.

(b) See Choosing a Share Class - Reductions/Waivers of Sales Charges for information about certain exceptions to these sales charges.

(c) This is the maximum applicable distribution and/or shareholder service fees. Because these fees are paid out of fund assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of distribution and/or shareholder service fees. Columbia funds currently limit distribution and shareholder service fees to an aggregate fee of not more than 0.25% for Class A shares. The Distributor has voluntarily agreed, effective April 15, 2010, to waive the 12b-1 fees it receives from Class A, Class C, Class R (formerly Class R2) and Class W shares of RiverSource Cash Management Fund and from Class A, Class C and Class R (formerly Class R2) shares of RiverSource Government Money Market Fund. Compensation paid to broker-dealers and other financial intermediaries is suspended to the extent of the Distributor's waiver of the 12b-1 fees on these specific share classes of these Funds. See Choosing a Share Class - Distribution and Service Fees for more information.

(d) There is no CDSC on Class A shares of the money market funds or the Funds identified in footnote (j) below. Columbia fund Class A shareholders who purchased Class A shares without an initial sales charge because their accounts aggregated between $1 million and $50 million at the time of purchase and who purchased shares on or before September 3, 2010 will incur a 1.00% CDSC if those shares are redeemed within one year of purchase.

(e) See Choosing a Share Class - Class B Shares - CDSC and Commissions for more information on the timing of conversion of Class B shares to Class A shares. Timing of conversion and CDSC schedule will vary depending on the fund and the date of your original purchase of Class B shares.

(f) If you hold Class F shares of the fund and your account has a value of less than $250,000, you may purchase additional Class F shares of the fund in amounts that increase your account value up to a maximum of $250,000. The value of your account, for this purpose, includes the value of all Class F shares in eligible accounts held by you and your "immediate family." See the discussion about account value aggregation and eligible accounts in Choosing a Share Class - Reductions/Waivers of Sales Charges for more information. If you have reached the $250,000 limit, any additional amounts you invest in Class F shares of the fund will be invested in Class E shares of the fund, without regard to the normal minimum investment amount required for Class E shares. Such investments will, however, be subject to the applicable front-end sales charge.

(g) See Class R3 and Class R4 Shares - Non 12b-1 Service Fees for more information.

(h)  See Class T Shares - Shareholder Service Fees for more information.

(i) See Buying Shares - Eligible Investors - Class R3 Shares, R4 Shares and Class R5 Shares for more information on eligible investors in Class R4 and Class R5 shares and the closing of these share classes.

(j) The following funds are not subject to a front-end sales charge or a CDSC on Class A shares: Columbia Large Cap Index, Columbia Large Cap Enhanced Core Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund, Columbia Retirement 2005 Portfolio, Columbia Retirement 2010 Portfolio, Columbia Retirement 2015 Portfolio, Columbia Retirement 2020 Portfolio, Columbia Retirement 2025 Portfolio, Columbia Retirement 2030 Portfolio, Columbia Retirement 2035 Portfolio, Columbia Retirement 2040 Portfolio and RiverSource S&P 500 Index Fund.

FUNDamentals(TM)

SELLING AND/OR SERVICING AGENTS

The terms "selling agent" and "servicing agent" refer to the financial intermediary that employs your financial advisor. Selling and/or servicing agents include, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries.

Sales Charges and Commissions

Sales charges, commissions and distribution and service fees (discussed in a separate sub-section below) compensate selling and/or servicing agents, and typically your financial advisor, for selling shares to you and for maintaining and servicing the shares held in your account with them. These charges, commissions and fees are intended to provide incentives for selling and/or servicing agents to provide these services.

Depending on which share class you choose you will pay these charges either at the outset as a front-end sales charge, at the time you sell your shares as a contingent deferred sales charge (CDSC) and/or over time in the form of increased ongoing fees. Whether the ultimate cost is higher for one class over the other depends on the amount you invest, how long you hold your shares and whether you may be eligible for reduced or waived sales charges. We encourage you to consult with a financial advisor who can help you with your investment decisions

Class A Shares - Front-End Sales Charge

You'll pay a front-end sales charge when you buy Class A shares (other than shares of a money market fund in the Fund Family) unless you qualify for a waiver of the sales charge or you buy the shares through reinvested distributions. See Choosing a Share Class - Reductions/Waivers of Sales Charges for more information.

The Distributor receives the sales charge and re-allows a portion of the sales charge to the selling and/or servicing agent through which you purchased the shares. The Distributor retains the balance of the sales charge. The Distributor retains the full sales charge you pay when you purchase shares of the fund directly from the fund (not through a selling and/or servicing agent). Sales charges vary depending on the amount of your purchase.

FUNDamentals(TM)

FRONT-END SALES CHARGE CALCULATION

The following tables present the front-end sales charge as a percentage of both the offering price and the net amount invested.

     - The offering price per share is the net asset value per share plus any front-end sales charge that applies.

     - The net asset value (or NAV) per share is the price of a share calculated by the Fund every business day.

The dollar amount of the sales charge is the difference between the offering price of the shares you buy (based on the applicable sales charge in the table) and the net asset value of those shares.

To determine the front-end sales charge you will pay when you buy your shares, the fund will add the amount of your investment to the value of your account and base the sales charge on the aggregate amount. See Choosing a Share Class - Reductions/ Waivers of Sales Charges for a discussion of account value aggregation. There is no initial sales charge on reinvested dividend or capital gain distributions.

The front-end sales charge you'll pay on Class A shares:

     - depends on the amount you're investing (generally, the larger the investment, the smaller the percentage sales charge), and

     - is based on the total amount of your purchase and the value of your account.

Class A Shares - Front-End Sales Charge - Breakpoint Schedule For Equity Funds and Funds-of Funds (equity)*

                                                                       AMOUNT RETAINED BY OR PAID
                                                 SALES CHARGE AS A %        TO SELLING AND/OR
  DOLLAR AMOUNT OF       SALES CHARGE AS A %      OF THE NET AMOUNT    SERVICING AGENTS AS A % OF
  SHARES BOUGHT(a)    OF THE OFFERING PRICE(b)       INVESTED(b)           THE OFFERING PRICE
-------------------   ------------------------   -------------------   --------------------------
$0 - $49,999                    5.75%                   6.10%                  5.00%
$50,000 - $99,999               4.50%                   4.71%                  3.75%
$100,000 - $249,999             3.50%                   3.63%                  3.00%
$250,000 - $499,999             2.50%                   2.56%                  2.15%
$500,000 - $999,999             2.00%                   2.04%                  1.75%
$1,000,000 OR MORE              0.00%                   0.00%                  0.00%(c)(d)

Class A Shares - Front-End Sales Charge - Breakpoint Schedule For Fixed Income Funds (except those listed below) and Funds-of-Funds (fixed income)*

                                                                       AMOUNT RETAINED BY OR PAID
                                                 SALES CHARGE AS A %        TO SELLING AND/OR
  DOLLAR AMOUNT OF       SALES CHARGE AS A %      OF THE NET AMOUNT    SERVICING AGENTS AS A % OF
  SHARES BOUGHT(a)    OF THE OFFERING PRICE(b)       INVESTED(b)           THE OFFERING PRICE
-------------------   ------------------------   -------------------   --------------------------
$0 - $49,999                    4.75%                   4.99%                  4.00%
$50,000 - $99,999               4.25%                   4.44%                  3.50%
$100,000 - $249,999             3.50%                   3.63%                  3.00%
$250,000 - $499,999             2.50%                   2.56%                  2.15%
$500,000 - $999,999             2.00%                   2.04%                  1.75%
$1,000,000 OR MORE              0.00%                   0.00%                  0.00%(c)(d)

Class A Shares - Front-End Sales Charge - Breakpoint Schedule For RiverSource Absolute Return Currency and Income Fund, RiverSource Floating Rate Fund, RiverSource Inflation Protected Securities Fund, RiverSource Intermediate Tax-Exempt Fund, RiverSource Limited Duration Bond Fund and RiverSource Short Duration U.S. Government Fund

                                                                       AMOUNT RETAINED BY OR PAID
                                                 SALES CHARGE AS A %        TO SELLING AND/OR
  DOLLAR AMOUNT OF       SALES CHARGE AS A %      OF THE NET AMOUNT    SERVICING AGENTS AS A % OF
  SHARES BOUGHT(a)    OF THE OFFERING PRICE(b)       INVESTED(b)           THE OFFERING PRICE
-------------------   ------------------------   -------------------   --------------------------
$0 - $99,999                    3.00%                   3.09%                  2.50%
$100,000 - $249,999             2.50%                   2.56%                  2.15%
$250,000 - $499,999             2.00%                   2.04%                  1.75%
$500,000 - $999,999             1.50%                   1.52%                  1.25%
$1,000,000 OR MORE              0.00%                   0.00%                  0.00%(c)(d)

Class A Shares - Front-End Sales Charge - Breakpoint Schedule For Columbia Intermediate Bond Fund, Columbia Intermediate Municipal Bond Fund, Columbia California Intermediate Municipal Bond Fund, Columbia New York

Intermediate Municipal Bond Fund, Columbia Massachusetts Intermediate Municipal Bond Fund, Columbia Connecticut Intermediate Municipal Bond Fund, Columbia Virginia Intermediate Municipal Bond Fund, Columbia New Jersey Intermediate Municipal Bond Fund, Columbia Oregon Intermediate Municipal Bond Fund, Columbia Rhode Island Intermediate Municipal Bond Fund, Columbia Georgia Intermediate Municipal Bond Fund, Columbia Maryland Intermediate Municipal Bond Fund, Columbia North Carolina Intermediate Municipal Bond Fund, Columbia South Carolina Intermediate Municipal Bond Fund, Columbia Short-Intermediate Bond Fund, Columbia Total Return Bond Fund and Columbia LifeGoal Income Portfolio

                                                                       AMOUNT RETAINED BY OR PAID
                                                 SALES CHARGE AS A %        TO SELLING AND/OR
  DOLLAR AMOUNT OF       SALES CHARGE AS A %      OF THE NET AMOUNT    SERVICING AGENTS AS A % OF
  SHARES BOUGHT(a)    OF THE OFFERING PRICE(b)       INVESTED(b)           THE OFFERING PRICE
-------------------   ------------------------   -------------------   --------------------------
$0 - $99,999                    3.25%                   3.36%                  3.00%
$100,000 - $249,999             2.50%                   2.56%                  2.25%
$250,000 - $499,999             2.00%                   2.04%                  1.75%
$500,000 - $999,999             1.50%                   1.53%                  1.25%
$1,000,000 OR MORE              0.00%                   0.00%                  0.00%(c)(d)

Class A Shares - Front-End Sales Charge - Breakpoint Schedule For Columbia Short-Term Bond Fund and Columbia Short-Term Municipal Bond Fund

                                                                       AMOUNT RETAINED BY OR PAID
                                                 SALES CHARGE AS A %        TO SELLING AND/OR
  DOLLAR AMOUNT OF       SALES CHARGE AS A %      OF THE NET AMOUNT    SERVICING AGENTS AS A % OF
  SHARES BOUGHT(a)    OF THE OFFERING PRICE(b)       INVESTED(b)           THE OFFERING PRICE
-------------------   ------------------------   -------------------   --------------------------
$0 - $99,999                    1.00%                   1.01%                  0.75%
$100,000 - $249,999             0.75%                   0.76%                  0.50%
$250,000 - $999,999             0.50%                   0.50%                  0.40%
$1,000,000 OR MORE              0.00%                   0.00%                  0.00%(c)(d)

* "Funds-of-funds (equity)" includes -- Columbia LifeGoal Growth Portfolio, Columbia LifeGoal Balanced Growth Portfolio, Columbia LifeGoal Income and Growth Portfolio, RiverSource Portfolio Builder Aggressive Fund, RiverSource Portfolio Builder Moderate Aggressive Fund, RiverSource Portfolio Builder Moderate Fund, RiverSource Portfolio Builder Total Equity Fund, RiverSource Retirement Plus 2010 Fund, RiverSource Retirement Plus 2015 Fund, RiverSource Retirement Plus 2020 Fund, RiverSource Retirement Plus 2025 Fund, RiverSource Retirement Plus 2030 Fund, RiverSource Retirement Plus 2035 Fund, RiverSource Retirement Plus 2040 Fund, RiverSource Retirement Plus 2045 Fund, Seligman TargETFund 2045, Seligman TargETFund 2035, Seligman TargETFund 2025, Seligman TargETFund 2015 and Seligman TargETFund Core. "Funds-of-funds (fixed income)" includes -- RiverSource Income Builder Basic Income Fund, RiverSource Income Builder Enhanced Income Fund, RiverSource Income Builder Moderate Income Fund, RiverSource Portfolio Builder Conservative Fund and RiverSource Portfolio Builder Moderate Conservative Fund. Columbia Asset Allocation Fund, Columbia Asset Allocation Fund II and Columbia Balanced Fund are treated as equity funds for purposes of the table.

(a) Purchase amounts and account values may be aggregated among all eligible fund accounts for the purposes of this table. See Choosing a Share Class - Reductions/ Waivers of Sales Charges for a discussion of account value aggregation.

(b) Because the offering price is calculated to two decimal places, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process. Purchase price includes the sales charge.

(c) Although there is no sales charge for purchases with a total market value of $1 million or more, and therefore no re-allowance, the Distributor may pay selling and/or servicing agents the following out of its own resources (except for Columbia US Treasury Index Fund, which is 0.00%): 1.00% on purchases from $1 million up to but not including $3 million; 0.50% on purchases of $3 million up to but not including $50 million; and 0.25% on amounts of $50 million or more. The Distributor may be reimbursed if a CDSC is deducted when the shares are redeemed.

(d) For eligible employee benefit plans, selling and/or servicing agents are eligible to receive from the Distributor the following sales commissions on purchases that are coded as commission-eligible trades: 1.00% on all purchases up to but not including $3 million, including those in amounts of less than $1 million; up to 0.50% on all purchases of $3 million up to but not including $50 million; and up to 0.25% on all purchases of $50 million or more.

CLASS A SHARES - CDSC

In some cases, you'll pay a CDSC if you sell Class A shares that you bought without an initial sales charge.

     - If you bought Class A shares without an initial sales charge because your accounts aggregated between $1 million and $50 million at the time of purchase, you will incur a CDSC if you redeem those shares in accordance with the following policies:

               - Columbia fund shareholders who purchased shares on or before September 3, 2010 will incur a 1.00% CDSC if those shares are redeemed within one year of purchase.

               - Fund shareholders who purchased shares after September 3, 2010 will incur a CDSC if those shares are redeemed within 18 months of purchase, which is charged as follows:

                    1.00% CDSC if shares are redeemed within12 months of purchase, and 0.50% CDSC if shares are redeemed more than 12, but less than 18, months after purchase.

     - Subsequent Class A share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you redeem them within the time periods noted immediately above.

The CDSC on Class A shares:

     - is applied to the net asset value at the time of your purchase or sale, whichever is lower, and

     - will not be applied to any shares you receive through reinvested distributions.

For purposes of calculating the CDSC on shares of a Columbia fund and, for shares of a RiverSource fund purchased after the close of business on September 3, 2010, the start of the holding period is the first day of the month in which your purchase was made. For purposes of calculating the CDSC on shares of a RiverSource fund purchased on or before the close of business on September 3, 2010, the start of the holding period is the date your purchase was made. When you place an order to sell your Class A shares, the Fund will first redeem any shares that aren't subject to a CDSC, followed by those you have held the longest. THIS MEANS THAT IF A CDSC IS IMPOSED, YOU CANNOT DESIGNATE THE INDIVIDUAL SHARES BEING REDEEMED FOR FEDERAL INCOME TAX PURPOSES. YOU SHOULD CONSULT YOUR TAX ADVISOR ABOUT THE TAX CONSEQUENCES OF INVESTING IN THE FUNDS. In certain circumstances, the CDSC may not apply. See Choosing a Share Class - Reductions/Waivers of Sales Charges for details.

CLASS A SHARES - COMMISSIONS

The Distributor may pay your selling and/or servicing agent an up-front commission when you buy Class A shares. The Distributor generally funds the commission through the applicable sales charge paid by you. The up-front commission on Class A shares, which varies by fund, may be up to 5.00% of the offering price for funds with a maximum front-end sales charge of 5.75%, up to 4.00% of the offering price for funds with a maximum front-end sales charge of 4.75%, up to 3.00% of the offering price for Funds with a maximum front-end sales charge of 3.25%, up to 2.50% of the offering price for Funds with a maximum front-end sales charge of 3.00%, and up to 0.75% of the offering price for Funds with a maximum front-end sales charge of 1.00%.

The Distributor may also pay your selling and/or servicing agent a cumulative commission when you buy $1 million or more of Class A shares, according to the following schedule:

CLASS A SHARES - COMMISSION SCHEDULE (PAID BY THE DISTRIBUTOR TO SELLING AND/OR SERVICE AGENTS)

                             COMMISSION LEVEL
                           (AS A % OF NET ASSET
PURCHASE AMOUNT              VALUE PER SHARE)
---------------            --------------------
$1 MILLION - $2,999,999            1.00%
$3 MILLION - $49,999,999           0.50%
$50 MILLION OR MORE                0.25%

FUNDamentals(TM)

CONTINGENT DEFERRED SALES CHARGE

A contingent deferred sales charge or CDSC is a sales charge applied at the time you sell your shares, unlike a front-end sales charge that is applied at the time of purchase. A CDSC varies based on the fund and the length of time that you have held your shares.

CLASS B SHARES - SALES CHARGES

The Columbia funds and, effective September 7, 2010, the RiverSource funds no longer accept investments from new or existing investors in Class B shares, except for certain limited transactions involving existing investors in Class B shares as described in more detail below under Buying, Selling and Exchanging Shares - Eligible Investors - Class B Shares Closing.

You don't pay a front-end sales charge when you buy Class B shares, but you may pay a CDSC when you sell Class B shares.

The CDSC on Class B shares:

     - is applied to the net asset value at the time of your purchase or sale, whichever is lower,

     - will not be applied to any shares you receive through reinvested distributions or on any amount that represents appreciation in the value of your shares, income earned by your shares, or capital gains, and

     - generally declines each year until there is no sales charge for redeeming shares.

For purposes of calculating the CDSC on shares of a Columbia fund and, for shares of a RiverSource fund purchased after the close of business on September 3, 2010, the start of the holding period is the first day of the month in which your purchase was made. For purposes of calculating the CDSC on shares of a RiverSource fund purchased on or before the close of business on September 3, 2010, the start of the holding period is the date your purchase was made. When you place an order to sell your Class B shares, the fund will first redeem any shares that aren't subject to a CDSC, followed by those you have held the longest. THIS MEANS THAT IF A CDSC IS IMPOSED, YOU CANNOT DESIGNATE THE INDIVIDUAL SHARES BEING REDEEMED FOR FEDERAL INCOME TAX PURPOSES. YOU SHOULD CONSULT YOUR TAX ADVISOR ABOUT THE TAX CONSEQUENCES OF INVESTING IN THE FUNDS.

CLASS B SHARES - CDSC

You'll pay a CDSC if you sell Class B shares unless you qualify for a waiver of the CDSC or the shares you're selling were bought through reinvested distributions. See Choosing a Share Class - Reductions/Waivers of Sales Charges for details. Also, you will not pay a CDSC on any amount that represents appreciation in the value of your shares, income earned by your shares, or capital gains. The CDSC you pay on Class B shares depends on how long you've held your shares:

CLASS B SHARES - CDSC SCHEDULE FOR THE FUNDS (EXCEPT THOSE LISTED BELOW)

Number of Years                Applicable
Class B Shares Held               CDSC*
-------------------   ----------------------------
ONE                              5.00%
TWO                              4.00%
THREE                            3.00%**
FOUR                             3.00%
FIVE                             2.00%
SIX                              1.00%
SEVEN                            None
EIGHT                            None
NINE                  Conversion to Class A Shares

* Because of rounding in the calculation, the actual CDSC you pay may be more or less than the CDSC calculated using these percentages.

** For shares purchased in a RiverSource fund (other than a Seligman fund) on or prior to June 12, 2009, the CDSC percentage for year three is 4%.

CLASS B SHARES - CDSC SCHEDULE FOR COLUMBIA INTERMEDIATE BOND FUND, COLUMBIA INTERMEDIATE MUNICIPAL BOND FUND, COLUMBIA CALIFORNIA INTERMEDIATE MUNICIPAL BOND FUND, COLUMBIA NEW YORK INTERMEDIATE MUNICIPAL BOND FUND, COLUMBIA MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND, COLUMBIA CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND, COLUMBIA VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND, COLUMBIA NEW JERSEY INTERMEDIATE MUNICIPAL BOND FUND, COLUMBIA OREGON INTERMEDIATE MUNICIPAL BOND FUND, COLUMBIA RHODE ISLAND INTERMEDIATE MUNICIPAL BOND FUND, COLUMBIA GEORGIA INTERMEDIATE MUNICIPAL BOND FUND, COLUMBIA MARYLAND INTERMEDIATE MUNICIPAL BOND FUND, COLUMBIA NORTH CAROLINA INTERMEDIATE MUNICIPAL BOND FUND, COLUMBIA SOUTH CAROLINA INTERMEDIATE MUNICIPAL BOND FUND, COLUMBIA SHORT-INTERMEDIATE BOND FUND, COLUMBIA SHORT-TERM BOND FUND AND COLUMBIA TOTAL RETURN BOND FUND

Number of Years                Applicable
Class B Shares Held               CDSC*
-------------------   ----------------------------
ONE                              3.00%
TWO                              3.00%
THREE                            2.00%
FOUR                             1.00%
FIVE                             None
SIX                              None

SEVEN                            None
EIGHT                            None
NINE                  Conversion to Class A Shares

* Because of rounding in the calculation, the actual CDSC you pay may be more or less than the CDSC calculated using these percentages.

Class B shares of Columbia Short-Term Municipal Bond Fund are not subject to a CDSC.

CLASS B SHARES - COMMISSIONS

If you are an investor who purchased Class B shares prior to their closing (except for certain limited transactions), although there was no front-end sales charge for Class B shares when you bought Class B shares, the Distributor paid an up-front commission directly to your selling and/or servicing agent when you bought the Class B shares (a portion of this commission may, in turn, have been paid to your financial advisor). This up-front commission, which varies across the funds, was up to 4.00% of the net asset value per share of funds with a maximum CDSC of 5.00% and of Class B shares of Columbia Short-Term Municipal Bond Fund and up to 2.75% of the net asset value per share of funds with a maximum CDSC of 3.00%. The Distributor continues to seek to recover this commission through distribution fees it receives under the fund's distribution plan and any applicable CDSC paid when you sell your shares. See Choosing a Share Class - Distribution and Service Fees for details.

Class B shares purchased in a Columbia fund at any time, a RiverSource fund (other than a Seligman fund) at any time, or a Seligman fund on or after June 13, 2009 automatically convert to Class A shares after you've owned the shares for eight years. Class B shares originally purchased in a Seligman fund on or prior to June 12, 2009 will convert to Class A shares in the month prior to the ninth year of ownership. The conversion feature allows you to benefit from the lower operating costs of Class A shares, which can help increase your total returns from an investment in the Fund.

Class B shares purchased in a RiverSource fund (other than a Seligman fund) prior to May 21, 2005 age on a calendar year basis. Class B shares purchased in a Columbia fund at any time, Seligman fund at any time, or a RiverSource fund on or after May 21, 2005 age on a daily basis. For example, a purchase made on November 12, 2004 completed its first year on December 31, 2004 under calendar year aging, but completed its first year on November 11, 2006 under daily aging.

The following rules apply to the conversion of Class B shares to Class A shares:

     - Class B shares are converted on or about the 15th day of the month that they become eligible for conversion.

     - Any shares you received from reinvested distributions on these shares generally will convert to Class A shares at the same time.

     - You'll receive the same dollar value of Class A shares as the Class B shares that were converted. Class B shares that you received from an exchange of Class B shares of another fund will convert based on the day you bought the original shares.

     - No sales charge or other charges apply, and conversions are free from U.S. federal income tax.

CLASS C SHARES - SALES CHARGES

You don't pay a front-end sales charge when you buy Class C shares, but you may pay a CDSC when you sell Class C shares.

The CDSC on Class C shares:

     - is applied to the net asset value at the time of your purchase or sale, whichever is lower,

     - will not be applied to any shares you receive through reinvested distributions or on any amount that represents appreciation in the value of your shares, income earned by your shares, or capital gains, and

     -    is reduced to 0.00% on shares redeemed a year or more after purchase.

For purposes of calculating the CDSC on shares of a Columbia fund and, for shares of a RiverSource fund purchased after the close of business on September 3, 2010, the start of the holding period is the first day of the month in which your purchase was made. For purposes of calculating the CDSC on shares of a RiverSource fund purchased on or before the close of business on September 3, 2010, the start of the holding period is the date your purchase was made. When you place an order to sell your Class C shares, the fund will first redeem any shares that aren't subject to a CDSC, followed by those you have held the longest. THIS MEANS THAT IF A CDSC IS IMPOSED, YOU CANNOT DESIGNATE THE INDIVIDUAL SHARES BEING REDEEMED FOR FEDERAL INCOME TAX PURPOSES. YOU SHOULD CONSULT YOUR TAX ADVISOR ABOUT THE TAX CONSEQUENCES OF INVESTING IN THE FUNDS.

CLASS C SHARES - CDSC

You'll pay a CDSC of 1.00% if you redeem Class C shares within one year of buying them unless you qualify for a waiver of the CDSC or the shares you're selling were bought through reinvested distributions. See Choosing a Share Class
- Reductions/Waivers of Sales Charges for details. Also, you will not pay a CDSC on any amount that represents appreciation in the value of your shares, income earned by your shares, or capital gains.

CLASS C SHARES - COMMISSIONS

Although there is no front-end sales charge when you buy Class C shares, the Distributor pays an up-front commission directly to your selling and/or servicing agent of up to 1.00% of the net asset value per share when you buy Class C shares (a portion of this commission may, in turn, be paid to your financial advisor). The Distributor seeks to recover this commission through distribution fees it receives under the fund's distribution and/or service plan and any applicable CDSC applied when you sell your shares. See Choosing a Share Class - Distribution and Service Fees for details.

CLASS E SHARES - FRONT-END SALES CHARGE

You'll pay a front-end sales charge when you buy Class E shares unless you qualify for a waiver of the sales charge or you buy the shares through reinvested distributions. See Choosing a Share Class - Reductions/Waivers of Sales Charges for more information.

The front-end sales charge you'll pay on Class E shares:

     - depends on the amount you're investing (generally, the larger the investment, the smaller the percentage sales charge), and

     - is based on the total amount of your purchase and the value of your account.

Class E Shares - Front-End Sales Charge - Breakpoint Schedule

                                                                       AMOUNT RETAINED BY OR PAID
                                                 SALES CHARGE AS A %        TO SELLING AND/OR
  DOLLAR AMOUNT OF       SALES CHARGE AS A %      OF THE NET AMOUNT    SERVICING AGENTS AS A % OF
  SHARES BOUGHT(a)    OF THE OFFERING PRICE(b)        INVESTED(b)          THE OFFERING PRICE
-------------------   ------------------------   -------------------   --------------------------
$0 - $49,999                    4.50%                   4.71%                  4.00%
$50,000 - $99,999               3.50%                   3.63%                  3.00%
$100,000 - $249,999             2.50%                   2.56%                  2.00%
$250,000 - $499,999             1.25%                   1.27%                  1.00%
$500,000 - $999,999             0.00%                   0.00%                  0.00%
$1,000,000 OR MORE              0.00%                   0.00%                  0.00%(c)

(a) Purchase amounts and account values are aggregated among all eligible fund accounts for the purposes of this table.

(b) Because the offering price is calculated to two decimal places, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process.

(c) Although there is no sales charge for purchases with a total market value of $1 million or more, and therefore no re-allowance, the Distributor may pay selling and/or servicing agents the following out of its own resources:
     1.00% on purchases up to but not including $3 million, 0.50% on purchases of $3 million up to but not including $5 million and 0.25% on purchases of $5 million or more. The Distributor pays selling and/or servicing agents on investments of $1 million or more, but may be reimbursed if a CDSC is deducted when the shares are sold.

CLASS E SHARES - CDSC

In some cases, you'll pay a CDSC if you sell Class E shares that you bought without an initial sales charge.

     - If you bought Class E shares without an initial sales charge because your accounts aggregated between $1 million and $50 million at the time of purchase, you will incur a 1.00% CDSC if you redeem those shares within one year of buying them.

     - Subsequent Class E share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you redeem them within one year of buying them.

The CDSC on Class E shares:

     - is applied to the net asset value at the time of your purchase or sale, whichever is lower, and

     - will not be applied to any shares you receive through reinvested distributions or any amount that represents appreciation in the value of your shares, income earned by your shares, or capital gains.

For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. When you place an order to sell your Class E shares, the fund will first redeem any shares that aren't subject to a CDSC followed by those you have held the longest.

CLASS E SHARES - CDSC

The Distributor may pay your selling and/or servicing agent an up-front commission of up to 4.00% of the offering price per share when you buy Class E shares. The Distributor funds the commission through the applicable sales charge paid by you.

CLASS E SHARES - COMMISSIONS

The Distributor may also pay your selling and/or servicing agent a cumulative commission when you buy Class E shares, according to the following schedule:

CLASS E SHARES - COMMISSION SCHEDULE (PAID BY THE DISTRIBUTOR TO SELLING AND/OR SERVICE AGENTS)

                            COMMISSION LEVEL
                          (AS A % OF NET ASSET
Purchase Amount             VALUE PER SHARE)
---------------           --------------------
UP TO $2,999,999                  1.00%
$3 MILLION - $4,999,999           0.50%
$5 MILLION OR MORE                0.25%

CLASS F SHARES - SALES CHARGES

You don't pay a front-end sales charge when you buy Class F shares, but you may pay a CDSC when you sell Class F shares. The CDSC on Class F shares:

     - is applied to the net asset value at the time of your purchase or sale, whichever is lower,

     - will not be applied to any shares you receive through reinvested distributions or on any amount that represents appreciation in the value of your shares, income earned by your shares or capital gains, and

     - generally declines each year until there is no sales charge for redeeming shares.

For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which your purchase was made. When you place an order to sell your Class F shares, the fund will first redeem any shares that aren't subject to a CDSC, followed by those you have held the longest.

CLASS F SHARES - CDSC

The CDSC you pay on Class F shares depends on how long you've held your shares:

CLASS F SHARES - CDSC SCHEDULE

NUMBER OF YEARS                APPLICABLE
CLASS F SHARES HELD              CDSC*
-------------------   ----------------------------
One                               5.00%
Two                               4.00%
Three                             3.00%
Four                              3.00%
Five                              2.00%
Six                               1.00%
Seven                             None
Eight                             None
Nine                  Conversion to Class E Shares

* Because of rounding in the calculation, the actual CDSC you pay may be more or less than the CDSC calculated using these percentages.

CLASS F SHARES - COMMISSIONS

Although there is no front-end sales charge when you buy Class F shares, the Distributor pays an up-front commission directly to your selling and/or servicing agent of up to 4.00% of the net asset value per share when you buy Class F shares (a portion of this commission may, in turn, be paid to your financial advisor). The Distributor seeks to recover this commission through distribution fees it receives under the fund's distribution plan and any applicable CDSC when you sell your shares. See Choosing a Share Class - Distribution and Service Fees for details.

Class F shares automatically convert to Class E shares after you've owned them for eight years. This conversion feature allows you to benefit from the lower operating costs of Class E shares, which can help increase your total returns from an investment in the fund.

The following rules apply to the conversion of Class F shares to Class E shares:

     - Class F shares are converted on or about the 15th day of the month that they become eligible for conversion.

     - Any shares you received from reinvested distributions on these shares generally will convert to Class E shares at the same time.

     - You'll receive the same dollar value of Class E shares as the Class F shares that were converted. Class F shares that you received from an exchange of Class F shares of another fund will convert based on the day you bought the original shares.

     - No sales charge or other charges apply, and conversions are free from U.S. federal income tax.

CLASS R SHARES - SALES CHARGES AND COMMISSIONS

You don't pay a front-end sales charge when you buy Class R shares or a CDSC when you sell your Class R shares. See Buying, Selling and Exchanging Shares - Opening an Account and Placing Orders for more information about investing in Class R shares of the Fund. The Distributor pays an up-front commission directly to your selling and/or servicing agent when you buy Class R shares (a portion of this commission may, in turn, be paid to your financial advisor), according to the following schedule:

CLASS R SHARES - COMMISSION SCHEDULE (PAID BY THE DISTRIBUTOR TO SELLING AND/OR SERVICE AGENTS)

                             COMMISSION LEVEL
                           (AS A % OF NET ASSET
Purchase Amount              VALUE PER SHARE)
---------------            --------------------
$0 MILLION - $49,999,999           0.50%
$50 MILLION OR MORE                0.25%

The Distributor seeks to recover this commission through distribution and/or service fees it receives under the Fund's distribution and/or service plan. See Choosing a Share Class - Distribution and Service Fees for details.

CLASS T SHARES - FRONT-END SALES CHARGE

You'll pay a front-end sales charge when you buy Class T shares unless you qualify for a waiver of the sales charge or you buy the shares through reinvested distributions. See Reductions/Waivers of Sales Charges for more information.

The front-end sales charge you'll pay on Class T shares:

     - depends on the amount you're investing (generally, the larger the investment, the smaller the percentage sales charge), and

     - is based on the total amount of your purchase and the value of your account.

Class T Shares - Front-End Sales Charge - Breakpoint Schedule for Equity Funds

                                                                       AMOUNT RETAINED BY OR PAID
                                                 SALES CHARGE AS A %        TO SELLING AND/OR
  DOLLAR AMOUNT OF       SALES CHARGE AS A %      OF THE NET AMOUNT    SERVICING AGENTS AS A % OF
  SHARES BOUGHT(a)    OF THE OFFERING PRICE(b)       INVESTED(b)           THE OFFERING PRICE
-------------------   ------------------------   -------------------   --------------------------
$0 - $49,999                    5.75%                   6.10%                  5.00%
$50,000 - $99,999               4.50%                   4.71%                  3.75%
$100,000 - $249,999             3.50%                   3.63%                  2.75%
$250,000 - $499,999             2.50%                   2.56%                  2.00%
$500,000 - $999,999             2.00%                   2.04%                  1.75%
$1,000,000 OR MORE              0.00%                   0.00%                  1.00%(c)(d)

Class T Shares - Front-End Sales Charge - Breakpoint Schedule for Fixed-Income Funds

                                                                       AMOUNT RETAINED BY OR PAID
                                                 SALES CHARGE AS A %        TO SELLING AND/OR
  DOLLAR AMOUNT OF       SALES CHARGE AS A %      OF THE NET AMOUNT    SERVICING AGENTS AS A % OF
  SHARES BOUGHT(a)    OF THE OFFERING PRICE(b)       INVESTED(b)           THE OFFERING PRICE
-------------------   ------------------------   -------------------   --------------------------
$0 - $49,999                    4.75%                  4.99%                   4.25%
$50,000 - $99,999               4.50%                  4.71%                   3.75%
$100,000 - $249,999             3.50%                  3.63%                   2.75%
$250,000 - $499,999             2.50%                  2.56%                   2.00%
$500,000 - $999,999             2.00%                  2.04%                   1.75%
$1,000,000 OR MORE              0.00%                  0.00%                   0.00%(c)(d)

(a) Purchase amounts and account values are aggregated among all eligible Fund accounts for the purposes of this table.

(b) Because the offering price is calculated to two decimal places, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process.

(c) Although there is no sales charge for purchases with a total market value of $1 million or more, and therefore no re-allowance, the Distributor may pay selling and/or servicing agents the following amounts out of its own resources: 1.00% on purchases of $1 million up to but not including $3 million, 0.50% on purchases of $3 million up to but not including $50 million and 0.25% on purchases of $50 million or more. The Distributor pays selling and/or servicing agents on investments of $1 million or more, but may be reimbursed if a CDSC is deducted when the shares are sold.

(d) For eligible employee benefit plans, selling and/or servicing agents are eligible to receive a 1.00% commission from the Distributor on all purchases up to but not including $3 million, including those in amounts of less than $1 million that are coded as commission eligible trades.

CLASS T SHARES - CDSC

In some cases, you'll pay a CDSC if you sell Class T shares that you bought without an initial sales charge.

     - If you bought Class T shares without a front-end sales charge because your accounts aggregated between $1 million and $50 million at the time of purchase, you will incur a 1.00% CDSC if you redeem those shares within one year of purchase.

     - Subsequent Class T share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you redeem them within one year of purchase.

The CDSC on Class T shares:

     - is applied to the net asset value at the time of your purchase or sale, whichever is lower, and

     - will not be applied to any shares you receive through reinvested distributions or any amount that represents appreciation in the value of your shares, income earned by your shares, or capital gains.

For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. When you place an order to sell your Class T shares, the fund will first redeem any shares that aren't subject to a CDSC, followed by those you have held the longest. In certain circumstances, the CDSC may not apply. See Choosing a Share Class - Reductions/Waivers of Sales Charges for details.

CLASS T SHARES - COMMISSIONS

The Distributor may pay your selling and/or servicing agent an up-front commission when you buy Class T shares (a portion of this commission may, in turn, be paid to your financial advisor). The up-front commission, which varies by fund, may be up to 5.00% of the offering price for funds with a maximum front-end sales charge of 5.75% and up to 4.25% of the offering price for funds with a maximum front-end sales charge of 4.75%.

The Distributor may also pay your selling and/or servicing agent a cumulative commission when you buy $1 million or more of Class T shares, according to the following schedule:

CLASS T SHARES - COMMISSION SCHEDULE (PAID BY THE DISTRIBUTOR TO SELLING AND/OR SERVICE AGENTS)

                             COMMISSION LEVEL
                           (AS A % OF NET ASSET
PURCHASE AMOUNT              VALUE PER SHARE)
---------------            --------------------
$1 MILLION - $2,999,999            1.00%
$3 MILLION - $49,999,999           0.50%
$50 MILLION OR MORE                0.25%

Reductions/Waivers of Sales Charges

Front-End Sales Charge Reductions

There are two ways in which you may be able to reduce the front-end sales charge that you may pay when you buy Class A, Class E or Class T shares of a fund. These types of sales charge reductions are also referred to as breakpoint discounts.

First, through the right of accumulation (ROA), you may combine the value of eligible accounts maintained by you and members of your immediate family to reach a breakpoint discount level and apply a lower sales charge to your purchase. To calculate the combined value of your accounts in the particular Class of shares, the fund will use the current public offering price per share. For purposes of OBTAINING A CLASS A SHARES BREAKPOINT DISCOUNT THROUGH ROA, you may aggregate your or your family members' ownership of different classes of shares, except for Class I, Class R, Class R3, Class R4, Class R5 and Class Y shares, which may not be aggregated.

Second, by making a statement of intent to purchase additional shares (commonly referred to as a letter of intent (LOI)), you may pay a lower sales charge on all purchases (including existing ROA purchases) of Class A shares, Class E shares or Class T shares made within 13 months of the date of your LOI. Your LOI must state the aggregate amount of purchases you intend to make in that 13-month period, which must be at least $50,000. The required form of LOI may vary by selling and/or servicing agent, so please contact them directly for more information. Five percent of the purchase commitment amount will be placed in escrow. At the end of the 13-month period, the shares will be released from escrow, provided that you have invested the commitment amount. If you do not invest the purchase commitment amount by the end of the 13 months, the remaining amount of the unpaid sales charge will be redeemed from the escrowed shares and the remaining balance released from escrow. To calculate the total value of the purchases you've made under an LOI, the fund will use the historic cost (i.e., dollars invested) of the shares held in each eligible account. For purposes of making an LOI to purchase additional shares, you may aggregate your ownership of different classes of shares, except for Class I, Class R, Class R3, Class R4, Class R5 and Class Y shares, which may not be aggregated.

You must request the reduced sales charge (whether through ROA or an LOI) when you buy shares. If you do not complete and file an LOI, or do not request the reduced sales charge at the time of purchase, you will not be eligible for the reduced sales charge. To obtain a breakpoint discount, you must notify your financial advisor in writing at the time you buy your shares of each eligible account maintained by you and members of your immediate family, including accounts maintained through different financial advisors and selling and/or servicing agents. You and your financial advisor are responsible for ensuring that you receive discounts for which you are eligible; the fund is not responsible for a financial advisor's failure to apply the eligible discount to your account. You may be asked by your financial advisor for account statements or other records to verify your discount eligibility, including, when applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family.

FUNDamentals(TM)

YOUR "IMMEDIATE FAMILY" AND ACCOUNT VALUE AGGREGATION

For purposes of reaching the Class F shares investment limits described in Choosing a Share Class - Comparison of the Share Classes and obtaining a Class A shares, Class E shares or Class T shares breakpoint discount, the value of your account will be deemed to include the value of all applicable shares in eligible accounts that are held by you and your "immediate family," which includes your spouse, domestic partner, parent, step-parent, legal guardian, child, step-child, father-in-law and mother-in-law, provided that you and your immediate family members share the same mailing address. Any fund accounts linked together for account value aggregation purposes as of September 3, 2010 will be permitted to remain linked together. Remember that in order to obtain a breakpoint discount, you must notify your financial advisor in writing at the time you buy your shares of each eligible account maintained by you and members of your immediate family. Group plan accounts are valued at the plan level.

ELIGIBLE ACCOUNTS

The following accounts are eligible for purposes of the account value aggregation as described above:

-    Individual or joint accounts;

- Roth and traditional Individual Retirement Accounts (IRAs), Simplified Employee Pension accounts (SEPs), Savings Investment Match Plans for Employees of Small Employers accounts (SIMPLEs) and Tax Sheltered Custodial Accounts (TSCAs);

- Uniform Gifts to Minors Act (UGMA)/Uniform Transfers to Minors (UTMA) accounts for which you, your spouse, or your domestic partner is parent or guardian of the minor child;

- Revocable trust accounts for which you or an immediate family member, individually, is the beneficial owner/grantor;

- Accounts held in the name of your, your spouse's, or your domestic partner's sole proprietorship or single owner limited liability company or S corporation;

- Qualified retirement plan assets, provided that you are the sole owner of the business sponsoring the plan, are the sole participant (other than a spouse) in the plan, and have no intention of adding participants to the plan;

-    Investments in wrap accounts; and

- Investments in Class A, Class B, Class C, Class E, Class F, Class T, Class W and Class Z shares.

The following accounts are NOT eligible for the purposes of account value aggregation as described above:

- Accounts of pension and retirement plans with multiple participants, such as 401(k) plans (which are combined to reduce the sales charge for the entire pension or retirement plan and therefore are not used to reduce the sales charge for your individual accounts);

- Investments in Class I, Class R, Class R3, Class R4, Class R5 and Class Y shares;

- Investments in 529 plans, donor advised funds, variable annuities, variable life insurance products, or managed separate accounts;

-    Charitable and irrevocable trust accounts; and

- Accounts holding shares of money market funds that used the Columbia brand before May 1, 2010.

FRONT-END SALES CHARGE WAIVERS

The following categories of investors may buy Class A, Class E and Class T shares of the fund at net asset value, without payment of any front-end sales charge that would otherwise apply:

     - current or retired Board members, officers or employees of the funds or Columbia Management or its affiliates(1);

     - current or retired Ameriprise Financial Services, Inc. financial advisors, employees of financial advisors(1);

----------
(1) including their spouses or domestic partners, children or step-children, parents, step-parents or legal guardians, and their spouse's or domestic partner's parents, step-parents, or legal guardians.

     - registered representatives and other employees of affiliated or unaffiliated selling and/or servicing agent having a selling agreement with the Distributor(1);

     - Registered broker/dealer firms that have entered into a dealer agreement with the Distributor may buy Class A shares without paying a front-end sales charge for their investment account only;

     -    Portfolio managers employed by subadvisers of the funds(1);

     - Partners and employees of outside legal counsel to the funds or the funds 'directors or trustees who regularly provide advice and services to the funds, or to their directors or trustees;

     - Direct rollovers from qualified employee benefit plans, provided that the rollover involves a transfer to Class A shares in the same fund;

     -    Purchases made:

               - With dividend or capital gain distributions from a fund or from the same class of another fund in the Fund Family;

               - Through or under a wrap fee product or other investment product sponsored by a selling and/or servicing agent that charges an account management fee or other managed agency/asset allocation accounts or programs involving fee-based compensation arrangements that have or that clear trades through a selling and/or servicing agent that has, a selling agreement with the Distributor; or

               - Through state sponsored college savings plans established under Section 529 of the Internal Revenue Code.

               - Through banks, trust companies and thrift institutions, acting as fiduciaries;

     - Separate accounts established and maintained by an insurance company which are exempt from registration under Section 3(c)(11);

     - Purchases made through "employee benefit plans" created under section 401(a), 401(k), 457 and 403(b), and qualified deferred compensation plans, which have a plan level or omnibus account that is maintained with the fund or its transfer agent and transact directly with the fund or the Transfer Agent through a third party administrator or third party recordkeeper; and

     - At the fund's discretion, front-end sales charges may be waived for shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the funds are a party.

Restrictions may apply to certain accounts and certain transactions. The funds may change or cancel these terms at any time. Any change or cancellation applies only to future purchases. Unless you provide your financial advisor with information in writing about all of the factors that may count toward a waiver of the sales charge, there can be no assurance that you will receive all of the waivers for which you may be eligible. You should request that your financial advisor provide this information to the fund when placing your purchase order. For more information about the sales charge reductions and waivers described here, please see the SAI.

CDSC WAIVERS

You may be able to avoid an otherwise applicable CDSC when you sell Class A, Class B, Class C, Class E, Class F or Class T shares of the Fund. This could happen because of the way in which you originally invested in the Fund, because of your relationship with the Funds or for other reasons.

CDSC -- WAIVERS OF THE CDSC FOR CLASS A, CLASS C, CLASS E, CLASS F AND CLASS T SHARES. The CDSC will be waived on redemptions of shares:

-    in the event of the shareholder's death.

- to which no sales commission or transaction fee was paid to an authorized selling and/or servicing agent at the time of purchase.

-    purchased through reinvestment of dividends and capital gain distributions.

- in an account that has been closed because it falls below the minimum account balance.

- that result from required minimum distributions taken from retirement accounts upon the shareholders attainment of age 70 1/2.

- that result from returns of excess contributions made to retirement plans or individual retirement accounts, so long as the selling and/or servicing agent returns the applicable portion of any commission paid by the Distributor.

- of Class A shares only, of a fund initially purchased by an employee benefit plan, provided that for shares purchased in a RiverSource fund on or before September 3, 2010, a redemption of such shares is not connected with a plan level termination.

- other than Class A shares, of a fund initially purchased by an employee benefit plan that are not connected with a plan level termination.

-    in connection with the Fund's Small Account Policy.

- at a fund's discretion, issued in connection with plans of reorganization, including but not limited to mergers, asset acquisitions and exchange offers, to which the fund is a party.

-    by certain other investors as set forth in more detail in the SAI.

CDSC -- WAIVERS OF THE CDSC FOR CLASS B SHARES. The CDSC will be waived on redemptions of shares:

-    in the event of the shareholder's death.

- that result from required minimum distributions taken from retirement accounts upon the shareholders' attainment of age 70 1/2.

-    in connection with the Fund's Small Account Policy.

- by certain other investors, including certain institutions as set forth in more detail in the SAI.

Restrictions may apply to certain accounts and certain transactions. The Distributor may, in its sole discretion, authorize the waiver of the CDSC for additional classes of investors. The Fund may change or cancel these terms at any time. Any change or cancellation applies only to future purchases.

For more information about the sales charge reductions and waivers described here, please see the SAI.

REPURCHASES

Investors can also buy Class A shares without paying a sales charge if the purchase is made from the proceeds of a redemption from any Class A, B, C or T shares within 90 days, up to the amount of the redemption proceeds. Any CDSC paid upon redemption of your Class A, B, C or T shares will not be reimbursed. If your original purchase was in Class T shares, you will be allowed to reinvest in the same Class T shares account and Fund you originally purchased.

After the close of business on September 3, 2010, RiverSource fund shareholders may not or reinstate their investment in Class B shares of a RiverSource fund. However, shareholders who redeem Class B shares and wish to reinvest all or a portion of the redemption proceeds within 90 days of redemption can invest in Class A shares without incurring a front-end sales charge. To qualify, shareholders must notify their financial advisor or the funds' Transfer Agent in writing in advance of reinvestment and must purchase shares into an account with the same account owner information.

To be eligible for these reinstatement privileges the purchase must be made into an account for the same owner, but does not need to be into the same fund from which the shares were sold. The Transfer Agent, Distributor or their agents must receive a written reinstatement request from you or your selling and/or servicing agent within 90 days after the shares are redeemed and the purchase of Class A shares through this reinstatement privilege will be made at the NAV of such shares next calculated after the request is received in good order. Systematic withdrawals and purchases are excluded from this policy.

DISTRIBUTION AND SERVICE FEES

Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the funds have adopted, distribution and/or shareholder service plans which set the distribution and/or service fees that are periodically deducted from the fund's assets. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the fund and providing services to investors. Because the fees are paid out of the fund's assets on an ongoing basis, they will increase the cost of your investment over time.

The table below shows the maximum annual distribution and/or service fees (as an annual % of average daily net assets) and the combined amount of such fees applicable to each share class:

                               DISTRIBUTION       SERVICE          COMBINED
                                   FEE              FEE             TOTAL
                             ---------------  --------------  -----------------
CLASS A (COLUMBIA FUNDS)      up to 0.10%           0.25%     up to 0.35%(a)
CLASS A (RIVERSOURCE FUNDS)   up to 0.25%     up to 0.25%           0.25%(b)*
CLASS B                             0.75%           0.25%           1.00%(a)**
CLASS C                             0.75%(c)        0.25%           1.00%(a)(b)
CLASS E                             0.10%           0.25%           0.35%
CLASS F                             0.75%           0.25%           1.00%
CLASS I                             none            none            none
CLASS R (COLUMBIA FUNDS)            0.50%             --(d)         0.50%
CLASS R (RIVERSOURCE FUNDS)   up to 0.50%(e)  up to 0.25%(e)        0.50%(e)
CLASS R3                            0.25%           0.25%(f)        0.50%(f)
CLASS R4                            none            0.25%(f)        0.25%(f)
CLASS R5                            none            none            none
CLASS T                             none            0.50%(g)        0.50%(g)
CLASS W                       up to 0.25%     up to 0.25%           0.25%(b)
CLASS Y                             none            none            none
CLASS Z                             none            none            none

* The Columbia funds may pay distribution and service fees up to a maximum of 0.35% of the fund's average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder liaison services) but currently limit such fees to an aggregate fee of not more than 0.25% for Class A shares.

** The funds' Class A shares pay a distribution and service fee pursuant to the fund's distribution and shareholder service plan for Class A shares.

(a) Service Fee for Class A shares and Class B shares Columbia California Tax-Exempt Fund, Columbia Connecticut Tax-Exempt Fund, Columbia Massachusetts Tax-Exempt Fund and Columbia New York Tax-Exempt Fund - The annual service fee may equal up to 0.10% on net assets attributable to shares of these Funds issued prior to December 1, 1994 and 0.25% on net assets attributable to Fund shares issued thereafter. This arrangement results in a rate of service fee for Fund shares that is a blend between the 0.10% and 0.25% rates. For the fiscal year ended October 31, 2009, the blended service fee was 0.24% of the Fund's average net assets for each of these Funds, other than Columbia Massachusetts Tax-Exempt Fund, which had a blended service fee of 0.23%. Service Fee for Class A shares and Class B shares for Columbia Liberty Fund - The annual service fee may equal up to 0.15% on net assets attributable to shares of this Fund issued prior to April 1, 1989 and 0.25% on net assets attributable to shares issued thereafter. This arrangement results in a rate of service fee for all shares that is a blend between the 0.15% and 0.25% rates. For the fiscal year ended September 30, 2009, the blended service fee was 0.24% of the Fund's average daily net assets. Service Fee for Class A shares and Class B shares for Columbia Strategic Income Fund - The annual service fee may equal up to 0.15% on net assets attributable to shares of this Fund issued prior to January 1, 1993 and 0.25% on net assets attributable to shares issued thereafter. This arrangement results in a rate of service fee for all Fund shares that is a blend between the 0.15% and 0.25% rates. For the
     fiscal year ended May 31, 2010, the blended service fee was [    ]% of the
     Fund's average net assets. Service Fee for Class A shares, Class B shares and Class C shares for Columbia High Yield Municipal Fund, Columbia Intermediate Municipal Bond Fund and Columbia Tax-Exempt Fund - The annual service fee may equal up to 0.20% of the average daily net asset value of all shares of such Fund class. Distribution Fee for Class B shares and Class C shares for Columbia Intermediate Municipal Bond Fund - The annual distribution fee shall be 0.65% of the average daily net assets of the Fund's Class B shares and Class C shares. As shown in the table below, certain Columbia funds may pay distribution and service fees up to a maximum of 0.35% of a Fund's average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder liaison services), but currently limit such fees to an aggregate of not more than 0.25% for Class A shares. The maximum annual distribution and/or service fees vary among the Columbia funds, as described in the table below:

                                                                        CLASS A         CLASS A         CLASS A
COLUMBIA FUNDS AND COLUMBIA ACORN FUNDS                            DISTRIBUTION FEE   SERVICE FEE   COMBINED TOTAL
---------------------------------------                            ----------------   -----------   --------------
Columbia Asset Allocation Fund, Columbia Balanced Fund, Columbia         0.10%           0.25%          0.35%*
Conservative High Yield Fund, Columbia Contrarian Core Fund,
Columbia Disciplined Value Fund, Columbia Dividend Income Fund,
Columbia Large Cap Growth Fund, Columbia Mid Cap Growth Fund,
Columbia Oregon Intermediate Municipal Bond Fund, Columbia
Intermediate Bond Fund, Columbia Real Estate Equity Fund,
Columbia Small Cap Core Fund, Columbia Small Cap Growth Fund I,
Columbia Technology Fund

Columbia Acorn Fund, Columbia Acorn International, Columbia                --            0.25%          0.25%
Acorn International Select, Columbia Acorn Select, Columbia
Acorn USA, Columbia Blended Equity Fund, Columbia Bond Fund,
Columbia California Tax-Exempt Fund, Columbia Connecticut
Intermediate Municipal Bond Fund, Columbia Connecticut
Tax-Exempt Fund, Columbia Core Bond Fund, Columbia Liberty Fund,
Columbia Energy and Natural Resources Fund, Columbia Income
Fund, Columbia International Bond Fund, Columbia International
Growth Fund, Columbia International Stock Fund, Columbia Mid Cap
Core Fund, Columbia Small Cap Value Fund I, Columbia Strategic
Investor Fund, Columbia Massachusetts Tax-Exempt Fund, Columbia
New Jersey Intermediate Municipal Bond Fund, Columbia New York
Intermediate Municipal Bond Fund, Columbia New York Tax-Exempt
Fund, Columbia Pacific/Asia Fund, Columbia Rhode Island
Intermediate Municipal Bond Fund, Columbia Select Large Cap
Growth Fund, Columbia Select Opportunities Fund, Columbia Select
Small Cap Fund, Columbia Short-Intermediate Bond Fund, Columbia
Thermostat Fund, Columbia U.S. Treasury Index Fund, Columbia
Value and Restructuring Fund, Columbia World Equity Fund

Columbia High Yield Municipal Fund, Columbia Intermediate                  --            0.20%          0.20%
Municipal Bond Fund, Columbia Tax Exempt Fund

Columbia Asset Allocation Fund II, Columbia California                     --              --           0.25%**
Intermediate Municipal Bond Fund, Columbia Convertible
Securities Fund, Columbia Georgia Intermediate Municipal Bond
Fund, Columbia Global Value Fund, Columbia High Income Fund,
Columbia International Value Fund, Columbia Large Cap Core Fund,
Columbia Marsico Focused Equities Fund, Columbia Marsico Global
Fund, Columbia Maryland Intermediate Municipal Bond Fund,
Columbia North Carolina Intermediate Municipal Bond Fund,
Columbia Short Term Bond Fund, Columbia Short Term Municipal
Bond Fund, Columbia Small Cap Growth Fund II, Columbia South
Carolina Intermediate Municipal Bond Fund, Columbia Total Return
Bond Fund, Columbia Virginia Intermediate Municipal Bond Fund,
Columbia Large Cap Value Fund, Columbia LifeGoal Portfolios,
Columbia Marsico 21st Century Fund, Columbia Marsico Growth
Fund, Columbia Marsico International Opportunities Fund,
Columbia Mid Cap Value Fund, Columbia Multi-Advisor
International Equity Fund, Columbia Masters International Equity
Fund, Columbia Small Cap Value Fund II, Columbia Large Cap
Enhanced Cored Fund, Columbia Large Cap Index Fund, Columbia Mid
Cap Index Fund, Columbia Small Cap Index Fund, Columbia Overseas
Value Fund

(b) The Distributor has voluntarily agreed, effective April 15, 2010, to waive the 12b-1 fees it receives from Class A, Class C, Class R (formerly Class
     R2) and Class W shares of RiverSource Cash Management Fund and from Class A, Class C and Class R (formerly Class R2) shares of RiverSource Government Money Market Fund. Compensation paid to broker-dealers and other financial intermediaries is suspended to the extent of the Distributor's waiver of the 12b-1 fees on these specific share classes of these Funds.

(c) The Distributor has voluntarily agreed to waive a portion of the distribution fee for Class C shares of the following funds so that each does not exceed the specified percentage annually: 0.40% Columbia Intermediate Municipal Bond Fund; 0.45% - Columbia California Tax-Exempt Fund, Columbia Connecticut Tax-Exempt Fund, Columbia Massachusetts Tax-Exempt Fund, Columbia New York Tax-Exempt Fund; 0.65% - Columbia Massachusetts Intermediate Municipal Bond Fund, Columbia New Jersey Intermediate Municipal Bond Fund, Columbia New York Intermediate Municipal Bond Fund, Columbia Oregon Intermediate Municipal Bond Fund, Columbia Rhode Island Intermediate Municipal Bond Fund; 0.80% -- Columbia Tax-Exempt Fund; 0.85% - Columbia Conservative High Yield Fund, Columbia Core Bond Fund, Columbia Income Fund, Columbia International Bond Fund, Columbia Strategic Income Fund. These arrangements may be modified or terminated by the Distributor at any time.

(d) The Columbia fund's Class R shares pay a distribution fee pursuant to the fund's distribution (Rule 12b-1) plan for Class R shares. The Columbia funds do not have a shareholder service plan for Class R shares.

(e) The RiverSource funds have a distribution and shareholder service plan for Class R shares, which, prior to the close of business on September 3, 2010, were known as Class R2 shares. For RiverSource funds Class R shares, the maximum fee under the plan reimbursed for distribution expenses is equal on an annual basis to 0.50% of the average daily net assets of the fund attributable to Class R shares. Of that amount, up to 0.25% may be reimbursed for shareholder service expenses.

(f) The shareholder service fees for Class R3 and Class R4 shares are not paid pursuant to a 12b-1 plan. Under a plan administration services agreement, the funds' Class R3 and Class R4 shares pay for plan administration services, including services such as implementation and conversion services, account set-up and maintenance, reconciliation and account recordkeeping, education services and administration to various plan types, including 529 plans, retirement plans and health savings accounts.

(g) The shareholder servicing fees for Class T shares are up to 0.50% of average daily net assets attributable to Class T shares for equity Funds (including Columbia Asset Allocation Fund) and 0.40% for fixed income funds. The funds currently limit such fees to a maximum of 0.30% for equity funds and 0.15% for fixed-income funds other than Columbia Rhode Island Intermediate Municipal Bond Fund, for which the limit currently is 0.00%. These fees are not paid pursuant to a 12b-1 plan. See Class T Shareholder Service Fees below for more information.

The distribution and/or shareholder service fees for Class A, Class B, Class C, Class E, Class F, Class R and Class W shares, as applicable, are subject to the requirements of Rule 12b-1 under the 1940 Act, and are used by the Distributor to make payments, or to reimburse the Distributor for certain expenses it incurs, in connection with distributing the Fund's shares and directly or indirectly providing services to Fund shareholders. These payments or expenses include providing distribution and/or shareholder service fees to selling and/or servicing agents that sell shares of the Fund or provide services to Fund shareholders. The Distributor may retain these fees otherwise payable to selling and/or servicing agents if the amounts due are below an amount determined by the Distributor in its discretion.

For RiverSource fund Class A, Class B and Class W shares, the Distributor begins to pay these fees immediately after purchase. For RiverSource fund Class C shares, the Distributor pays these fees in advance for the first 12 months. Selling and/or servicing agents also receive distribution fees up to 0.75% of the average daily net assets of RiverSource fund Class C shares sold and held through them, which the Distributor begins to pay 12 months after purchase. For RiverSource fund Class B shares, and, for the first 12 months following the sale of RiverSource Class C shares, the Distributor retains the distribution fee of up to 0.75% in order to finance the payment of sales commissions to selling and/or servicing agents, and to pay for other distribution related expenses. Selling and/or servicing agents may compensate their financial advisors with the shareholder service and distribution fees paid to them by the Distributor.

For Columbia fund Class E, Class R shares and, with the exception noted in the next sentence, Class A shares, the Distributor begins to pay these fees immediately after purchase. For Columbia fund Class B, Class F shares, for certain purchases of Class A shares of $1 million or more and, with the exception noted in the next sentence, Class C shares, the Distributor begins to pay these fees 12 months after purchase (for Columbia fund Class B and Class F shares, and, for the first 12 months following the sale of Columbia Class C shares, the Distributor retains the distribution fee of up to 0.75% in order to finance the payment of sales commissions to selling and/or servicing agents, and to pay for other distribution related expenses). For Class C shares, selling and/or servicing agents may opt to decline payment of sales commission and, instead, may receive these fees immediately after purchase. Selling and/or servicing agents may compensate their financial advisors with the shareholder service and distribution fees paid to them by the distributor.

IF YOU MAINTAIN SHARES OF THE FUND DIRECTLY WITH THE FUND, WITHOUT WORKING DIRECTLY WITH A FINANCIAL ADVISOR OR SELLING AND/OR SERVICING AGENT, DISTRIBUTION AND SERVICE FEES MAY BE RETAINED BY THE DISTRIBUTOR AS PAYMENT OR REIMBURSEMENT FOR INCURRING CERTAIN DISTRIBUTION AND SHAREHOLDER SERVICE RELATED EXPENSES.

Over time, these distribution and/or shareholder service fees will reduce the return on your investment and may cost you more than paying other types of sales charges. The fund will pay these fees to the Distributor and/or to eligible selling and/or servicing agents for as long as the distribution and/or shareholder servicing plans continue in effect. The fund may reduce or discontinue payments at any time. Your selling and/or servicing agent may also charge you other additional fees for providing services to your account, which may be different from those described here.

Non 12b-1 Service Fees

Class T Shareholder Service Fees

The fund has adopted a shareholder services plan that permits it to pay for certain services provided to Class T shareholders by their selling and/or servicing agents. Equity funds (including Columbia Asset Allocation Fund) may pay shareholder service fees up to an aggregate annual rate of 0.50% of the fund's average daily net assets attributable to Class T shares (comprised of an annual rate of up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services), but such fees will not exceed the fund's net investment income attributable to Class T shares. Equity funds currently limit such fees to an aggregate annual rate of not more than 0.30% of the fund's average daily net assets attributable to Class T shares for shareholder liaison services and administrative support services. Fixed income funds may pay shareholder service fees up to an aggregate annual rate of 0.40% of the fund's average daily net assets attributable to Class T shares (comprised of an annual rate of up to 0.20% for shareholder liaison services and up to 0.20% for administrative support services), but such fees will not exceed the fund's net investment income attributable to Class T shares. Fixed income funds currently limit such fees to an aggregate annual rate of not more than 0.15% of the fund's average daily net assets attributable to Class T shares for shareholder liaison services and administrative support services, other than other than Columbia Rhode Island Intermediate Municipal Bond Fund, for which limit currently is 0.00%.

Class R3 and Class R4 Shares Non 12b-1Service Fee

Class R3 and Class R4 shares pay an annual plan administration services fee for the provision of various administrative, recordkeeping, communication and educational services. The fee for Class R3 and Class R4 shares is equal on an annual basis to 0.25% of average daily net assets attributable to the class.

Redemption Fee - Columbia Acorn International and Columbia Acorn International Select

When you sell or exchange shares of a mutual fund, the fund effectively buys those shares back from you in what is called a redemption.

Columbia Acorn International and Columbia Acorn International Select assess, subject to limited exceptions, a 2.00% redemption fee on the proceeds from fund shares that you redeem (either by sale or exchange into another fund) within 60 days of buying them. To determine which shares you are selling in a transaction, the Transfer Agent generally applies a first-in, first-out approach. This means that the Transfer Agent will deem those shares that you have held the longest to be sold first, followed by increasingly recently purchased shares. If you sell or exchange fund shares that you acquired by exchange from another fund, only the period during which you have held the fund shares will be used to calculate whether you must pay a redemption fee in connection with the sale or exchange.

The redemption fee described above will not be imposed if you qualify for a waiver and the Transfer Agent has received proper notification of your qualification. The Transfer Agent will redeem any shares that are eligible for a waiver first. Please be aware that it is the responsibility of you and your financial advisor to notify the Transfer Agent that you may qualify for a waiver before you buy or sell your shares.

The categories of transactions which qualify for a waiver of the redemption fee are as follows:

     - shares sold following the death or disability (as defined in the Internal Revenue Code) of the shareholder, including a registered joint owner,

     - shares sold by or distributions from participant-directed retirement plans, such as 401(k), 403(b), 457, Keogh, profit-sharing and money-purchase pension plans, where the fund does not have access to information about the individual participant account activity, but not where the fund has received an indication that the plan administrator is able to assess the redemption fee on the appropriate accounts,

     - shares sold by certain investment funds that have provided assurances reasonably satisfactory to the Adviser that the investment fund is not a vehicle for excessive trading practices (the Adviser or its affiliates may manage certain of the approved investment funds),

     - shares sold in certain transactions in connection with certain asset allocation or wrap programs where the program sponsor has provided assurances reasonably satisfactory to the Adviser that the program is not designed to be a vehicle for excessive trading practices,

     - shares sold by accounts where the fund has received information reasonably satisfactory to the Adviser indicating that financial intermediaries maintaining the accounts are currently unable for administrative reasons to assess the redemption fee on underlying shareholders,

     - shares sold by an account which has demonstrated a severe hardship, such as a medical emergency, as determined in the absolute discretion of the Adviser,

     -    shares that were bought with reinvested distributions,

     - shares that are sold or exchanged through the fund's Systematic Withdrawal Plan or Systematic Exchange Feature, or similar affiliated or unaffiliated automated plans,

     - the following retirement plan distributions: lump sum or other distributions from a qualified corporate or self-employed retirement plan following the retirement (or following attainment of age 59 1/2 in the case of a "key employee" of a "top heavy" plan); and distributions from an IRA or Custodial Account under Section 403(b)(7) of the Internal Revenue Code, following attainment of age 59 1/2, and

     - the following retirement plan transactions: payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor and certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions.

Certain financial intermediaries may not assess a redemption fee on certain categories of redemptions that they believe do not present significant excessive trading practices concerns (such as Systematic Withdrawal Plan redemptions). For a discussion of the effects of excessive trading practices, see Buying, Selling and Exchanging Shares - Transaction Rules and Policies.

Conversely, certain financial intermediaries may assess a redemption fee on certain redemptions by accounts maintained with them that would be exempt from the redemption fee if the accounts were maintained directly with the Transfer Agent or with a different financial intermediary. The fund and its agents reserve the right to permit imposition of the redemption fee under these circumstances. The fund's ability to assess redemption fees or apply waivers is generally limited by the policies of financial intermediaries. Accordingly, the parameters of the exemption categories described above are subject to the different policies of the various financial intermediaries that maintain accounts. You should check with your financial intermediary about its redemption fee and waiver policies before investing or submitting a redemption order within the specified time period.

The fund reserves the right to impose the redemption fee in the future if it determines that a financial intermediary that previously did not or was not able to assess the redemption fee on underlying shareholders has developed the policy or capability to assess the fee on some or all of its underlying shareholders. However, the fund may determine not to impose the redemption fee under certain circumstances. From time to time, as circumstances change, the fund may modify or eliminate certain exemption categories without advance notice to shareholders.

Financial Intermediary Compensation

The Distributor and the Adviser make payments, from their own resources, to certain financial intermediaries, including selling and/or servicing agents, including other Ameriprise Financial affiliates, for marketing/sales support services relating to the Funds. Such payments are generally based upon one or more of the following factors: average net assets of the Funds sold by the Distributor attributable to that intermediary, gross sales of the Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that a selling and/or servicing agent charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.50% on an annual basis for payments based on average net assets of the Fund attributable to the intermediary, and between 0.05% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Funds attributable to the intermediary.

The Distributor and the Adviser may make payments in larger amounts or on a basis other than those described above when dealing with certain financial intermediaries. Such increased payments may enable such financial intermediaries to offset credits that they may provide to customers.

The Distributor, the Transfer Agent and the Adviser may also make payments to financial intermediaries, including other Ameriprise Financial affiliates, that provide shareholder services to retirement plans and other investment programs to compensate those intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing. The Distributor and the Advisor may make payments in larger amounts or on a basis other than those described above when dealing with certain affiliates of Bank of America Corporation (Bank of America). Such increased payments to the Bank of America affiliates may enable the Bank of America affiliate to offset credits that it may provide to customers.

These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.40% of the average aggregate value of the Fund's shares in any intermediary's program on an annual basis for those classes of shares that pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act, and 0.45% of the average aggregate value of the Fund's shares in any intermediary's program on an annual basis for those classes of shares that do not pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act.

For all classes other than Class Y shares, the Funds may reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap that varies among Funds. Generally, the annual cap for each Columbia fund other than the Columbia Acorn funds is [XXX]% of the average aggregate value of the Fund's shares maintained in such accounts for financial intermediaries that seek payment by the Transfer Agent based on a percentage of net assets. Please see the SAI for additional information. The annual cap for Columbia Acorn funds is 0.05% of the average aggregate value of the Fund's shares maintained in such accounts. The amounts in excess of that reimbursed by the Fund are borne by the Distributor or the Adviser. The Distributor and the Adviser may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and the Adviser and their affiliates are paid out of the Distributor's and the Adviser's own resources and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor and the Adviser and their affiliates and the services provided by financial intermediaries as well as a list of the intermediaries, including Ameriprise Financial affiliates, to which the Distributor and the Adviser have agreed to make marketing support payments in the SAI. Your financial intermediary may charge you fees and commissions in addition to those described in this prospectus. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others.

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund's next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of the Fund at the end of each business day.

FUNDamentals(TM)

NAV CALCULATION

Each of the Fund's share classes calculates its NAV per share as follows:

       (Value of assets of the share class)
NAV =  - (Liabilities of the share class)
       -----------------------------------------
       Number of outstanding shares of the class

FUNDamentals(TM)

BUSINESS DAYS

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund's net asset value is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund's assets may still be affected on days that the NYSE is closed, including to the extent that the Fund holds foreign securities that trade on days that foreign securities markets are open.

The value of the Fund's shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. The Fund uses the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less. For a fund organized as a fund-of-funds, the assets will consist primarily of shares of the underlying funds, which are valued at their NAVs.

If a market price isn't readily available, the Fund will determine the price of the security held by the Fund based on the Adviser's determination of the security's fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund's share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security's market price is readily available and, if not, the fair value of the security.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another fund would have priced the security . Also, the use of fair valuation may cause the Fund's performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund's performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained one or more independent fair valuation pricing services to assist in the fair valuation process for foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold.

For money markets Funds, the fund's investments are valued at amortized cost, which approximates market value.

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, we'll return any money we've received, but no interest will be paid on that money.

ORDER PROCESSING

Orders to buy, sell or exchange Fund shares are processed on business days. Depending upon the class of shares, orders can be delivered by mail, by telephone or online. Orders received in "good form" by the Transfer Agent or your selling and/or servicing agent before the end of a business day are priced at the Fund's net asset value per share on that day. Orders received after the end of a business day will receive the next business day's net asset value per share. The market value of the Fund's investments may change between the time you submit your order and the time the Fund next calculates its net asset value per share. The business day that applies to your order is also called the trade date.

"GOOD FORM"

An order is in "good form" if the Transfer Agent or your selling and/or servicing agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, "good form" means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

MEDALLION SIGNATURE GUARANTEES

A Medallion Signature Guarantee helps assure that a signature is genuine and not a forgery. The financial intermediary providing the Medallion Signature Guarantee is financially liable for the transaction if the signature is a forgery.

Qualified customers can obtain a Medallion Signature Guarantee from any financial institution - including commercial banks, credit unions and broker/dealers - that participates in one of the three Medallion signature guarantee programs recognized by the Securities and Exchange Commission. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP). Please note that a guarantee from a notary public is not acceptable.

A Medallion Signature Guarantee is required if:

-    The amount is greater than $100,000.

- You want your check made payable to someone other than the registered account owner(s).

-    Your address of record has changed within the last 30 days.

-    You want the check mailed to an address other than the address of record.

-    You want the proceeds sent to a bank account not on file.

- You are the beneficiary of the account and the account owner is deceased (additional documents may be required).

WRITTEN TRANSACTIONS

Once you have an account, you can communicate written buy, sell and exchange orders to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Investment Services Corp., P.O. Box 8081, Boston, MA 02266-8081.

TELEPHONE TRANSACTIONS

Class A, Class B, Class C, Class R, Class T, Class Y and Class Z shareholders, once you have an account, you may place orders to buy, sell or exchange shares by telephone. To place orders by telephone, call 800.422.3737. Have your account number and social security number (SSN) or taxpayer identification number (TIN) available when calling.

You can sell up to and including an aggregate of $100,000 of shares via the telephone per day, per Fund, if you qualify for telephone orders. Wire redemptions requested via the telephone are subject to a maximum of $3 million of shares per day, per Fund. You can buy up to and including $100,000 of shares per day, per Fund through your bank account as an Automated Clearing House (ACH) transaction via the telephone per day if you qualify for telephone orders.

Telephone orders may not be as secure as written orders. The Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Fund and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

ONLINE TRANSACTIONS

Once Class A, Class B, Class C, Class R, Class T, Class Y and Class Z shareholders have an account, they may contact the Transfer Agent at
800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and to establish and utilize a password in order to access online account services.

You can sell up to and including an aggregate of $100,000 of shares per day, per Fund through the internet in any 30-day period if you qualify for internet orders.

CUSTOMER IDENTIFICATION PROGRAM

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals) and taxpayer or other government issued identification (e.g., SSN and TIN). If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund will not be liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

SMALL ACCOUNT POLICY - CLASS A, B, C, T AND Z SHARE ACCOUNTS BELOW $250

The Funds generally will automatically sell your shares if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the sale proceeds to you. Any otherwise applicable CDSC will not be imposed on such an automatic sale of your shares. The Transfer Agent will send you written notification in advance of any automatic sale, which will provide details on how you may avoid such an automatic sale. Generally, you may avoid such an automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Fund in which you hold shares, or setting up a Systematic Investment Plan. For more information, contact the Transfer Agent or your financial advisor. The Transfer Agent's contact information (toll-free number and mailing address) as well as the Funds' website address can be found at the beginning of the section Choosing a Share Class. The automatic sale of shares of accounts valued at less than $250 is expected to take place in the second quarter of each calendar year.

The Funds also may sell your shares if a financial intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

SMALL ACCOUNT POLICY - CLASS A, B, C, T AND Z SHARE ACCOUNTS MINIMUM BALANCE FEE

If the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such an automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification in advance of assessing any fee, which will provide details on how you can avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Fund in which you hold shares, or setting up a Systematic Investment Plan. For more information, contact the Transfer Agent or your financial advisor. The Transfer Agent's contact information (toll-free number and mailing address) as well as the Funds' website address can be found at the beginning of the section Choosing a Share Class.

Each Fund reserves the right to change its minimum investment requirements. The Funds also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares, sales loads applicable to a particular class of shares, or for other reasons.

EXCEPTIONS TO THE ABOVE SMALL ACCOUNT POLICY (Accounts Below $250 and Minimum Balance Fee)

The automatic sale of shares of accounts under $250 and the annual minimum balance fee described previously do not apply to shareholders of Class E, Class F, Class R, Class R3, Class R4, Class R5, Class Y and Class W shares or shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans; and certain qualified retirement plans and health savings accounts. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

SMALL ACCOUNT POLICY - BROKER/DEALER AND WRAP FEE ACCOUNTS

The Funds may automatically redeem at any time broker/dealer networked accounts and wrap fee accounts that have account balances of $20 or less or have less than one share.

CASH FLOWS

The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors redeeming Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact the Fund's performance.

INFORMATION SHARING AGREEMENTS

As required by Rule 22c-2 under the 1940 Act, the Funds or certain of their service providers will enter into information sharing agreements with financial intermediaries, including participating life insurance companies and financial intermediaries that sponsor or offer retirement plans through which shares of the Funds are made available for purchase. Pursuant to Rule 22c-2, selling and/or servicing agents are required, upon request, to: (i) provide shareholder account and transaction information and (ii) execute instructions from the Fund to restrict or prohibit further purchases of Fund shares by shareholders who have been identified by the Fund as having engaged in transactions that violate the Fund's excessive trading policies and procedures. See Buying, Selling and Exchanging Shares - Excessive Trading Practices for more information.

EXCESSIVE TRADING PRACTICES POLICY OF NON-MONEY MARKET FUNDS

Right to Reject or Restrict Share Transaction Orders - The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). THE FUND DISCOURAGES AND DOES NOT ACCOMMODATE EXCESSIVE TRADING.

The Fund reserves the right to reject, without any prior notice, any buy or exchange order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its discretion restrict or reject a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund's portfolio or is otherwise contrary to the Fund's best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to the Transfer Agent and to those received by selling and/or servicing agents.

Specific Buying and Exchanging Limitations - If a Fund detects that an investor has made two "material round trips" in any 28-day period, it will generally reject the investor's future buy orders, including exchange buy orders, involving any Fund.

For these purposes, a "round trip" is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund, or a sale or exchange out of the Fund followed by a purchase or exchange into the Fund. A "material" round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally do not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a "fund of funds" structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices - The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and exchange orders through selling and/or servicing agents, and cannot always know of or reasonably detect excessive trading that may be facilitated by selling and/or servicing agents or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain selling and/or servicing agents such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit selling and/or servicing agents to aggregate their clients' transactions and accounts, and in these circumstances, the identity of the shareholders is often not known to the Fund.

Some selling and/or servicing agents apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund's ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund's efforts to detect and prevent it.

Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.

Risks of Excessive Trading - Excessive trading creates certain risks to the Fund's long-term shareholders and may create the following adverse effects:

     -    negative impact on the Fund's performance;

     -    potential dilution of the value of the Fund's shares;

     - interference with the efficient management of the Fund's portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

     - losses on the sale of investments resulting from the need to sell securities at less favorable prices;

     - increased taxable gains to the Fund's remaining shareholders resulting from the need to sell securities to meet sell orders; and

     -    increased brokerage and administrative costs.

To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund's valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund's valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund's valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don't work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund's shares held by other shareholders.

Similarly, to the extent that the Fund invests significantly in thinly traded high-yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund's portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

EXCESSIVE TRADING PRACTICES POLICY OF MONEY MARKET FUNDS

The money market Funds are designed to offer investors a liquid cash option that they may buy and sell as often as they wish. Accordingly, the Board has not adopted policies and procedures designed to discourage excessive or short-term trading of money market Fund shares. However, since frequent purchases and sales of money market Fund shares could in certain instances harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with the money market Funds) and disrupting portfolio management strategies, each of the money market Funds reserves the right, but has no obligation, to reject any buy or exchange transaction at any time. Except as expressly described in this prospectus (such as minimum purchase amounts), the money market Funds have no limits on buy or exchange transactions. In addition, each of the money market Funds reserve the right to impose or modify restrictions on purchases, exchanges or trading of the Fund shares at any time.

Opening an Account and Placing Orders

We encourage you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling and/or servicing agent. As described in Buying, Selling and Exchanging Shares - Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

The Funds are available directly and through broker-dealers, banks and other financial intermediaries or institutions (selling and/or servicing agents), and through certain qualified and non-qualified plans, wrap fee products or other investment products sponsored by selling and/or servicing agents.

NOT ALL SELLING AND/OR SERVICING AGENTS OFFER THE FUNDS AND CERTAIN SELLING AND/OR SERVICING AGENTS THAT OFFER THE FUNDS MAY NOT OFFER ALL FUNDS ON ALL INVESTMENT PLATFORMS. Please consult with your financial advisor to determine the availability of the funds. If you set up an account at a selling and/or servicing agent that does not have, and is unable to obtain, a selling agreement with the Distributor, you will not be able to transfer fund holdings to that account. In that event, you must either maintain your fund holdings with your current selling and/or servicing agent, find another selling and/or servicing agent with a selling agreement, or sell your shares, paying any applicable CDSC. Please be aware that transactions in taxable accounts are taxable events and may result in income tax liability.

SELLING AND/OR SERVICING AGENTS THAT OFFER THE FUNDS MAY CHARGE YOU ADDITIONAL FEES FOR THE SERVICES THEY PROVIDE AND THEY MAY HAVE DIFFERENT POLICIES NOT DESCRIBED IN THIS PROSPECTUS. Some policy differences may include different minimum investment amounts, exchange privileges, fund choices and cutoff times for investments. Additionally, recordkeeping, transaction processing and payments of distributions relating to your account may be performed by the selling and/or servicing agents through which your shares of the Fund are held. Since the Fund (and its service providers) may not have a record of your account transactions, you should always contact the financial advisor employed by the selling and/or servicing agent through which you purchased or at which you maintain your shares of the Fund to make changes to your account or to give instructions concerning your account, or to obtain information about your account. The Fund and its service providers, including the Distributor and the Transfer Agent, are not responsible for the failure of one of these financial intermediaries and/or its selling and/or servicing agents to carry out its obligations to its customers.

As stated above, you may establish and maintain your account with a selling and/or servicing agent authorized by the Distributor to sell fund shares or directly with the fund. The fund may engage selling and/or servicing agents to receive purchase orders and exchange (and sale) orders on its behalf. Accounts established directly with the fund will be serviced by the fund's Transfer Agent. The Funds, the Transfer Agent and the Distributor do not provide investment advice. The Funds encourage you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling and/or servicing agent. As described in Buying, Selling and Exchanging Shares - Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent.

ACCOUNTS ESTABLISHED DIRECTLY WITH THE FUND

You or the financial advisor through which you buy shares may establish an account with the fund. To do so, complete a fund account application with your financial advisor or investment professional, and mail the account application to the address below. Account applications may be obtained at columbiafunds.com or may be requested by calling 800.345.6611. Make your check payable to the fund. You will be assessed a $15 fee for any checks rejected by your financial institution due to insufficient funds or other reasons. The funds do not accept cash, credit card convenience checks, money orders, traveler's checks, starter checks, third or fourth party checks, or other cash equivalents.

Mail your check and completed application to:

REGULAR MAIL  THE FUNDS
              C/O COLUMBIA MANAGEMENT INVESTMENT SERVICES CORP.
              P.O. BOX 8081
              BOSTON, MA 02266-8081

EXPRESS MAIL  THE FUNDS
              C/O COLUMBIA MANAGEMENT INVESTMENT SERVICES CORP.
              30 DAN ROAD
              CANTON, MA 02021-2809

You will be sent a statement confirming your purchase and any subsequent transactions in your account. You will also be sent quarterly and annual statements detailing your transactions in the Fund and the other Funds you own under the same account number. Duplicate quarterly account statements for the current year and duplicate annual statements for the most recent prior calendar year will be sent to you free of charge. Copies of year-end statements for prior years are available for a fee. Please contact the Transfer Agent for more information.

BUYING SHARES

ELIGIBLE INVESTORS

CLASS A AND CLASS C SHARES

Class A and Class C shares are available to the general public for investment. Once you have opened an account, you can buy Class A and Class C shares in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer. For money market funds, new investments must be made in Class A shares of the fund. The money market funds offer other classes of shares only to facilitate exchanges between other funds offering these classes of shares.

CLASS B SHARES CLOSING

THE COLUMBIA FUNDS AND, EFFECTIVE AFTER THE CLOSE OF BUSINESS ON SEPTEMBER 3, 2010, THE RIVERSOURCE FUNDS NO LONGER ACCEPT INVESTMENTS FROM NEW OR EXISTING INVESTORS IN CLASS B SHARES, EXCEPT FOR CERTAIN LIMITED TRANSACTIONS INVOLVING EXISTING INVESTORS IN CLASS B SHARES AS DESCRIBED IN MORE DETAIL BELOW.

ADDITIONAL CLASS B SHARES WILL BE ISSUED ONLY TO EXISTING INVESTORS IN CLASS B SHARES AND ONLY THROUGH THE FOLLOWING TWO TYPES OF TRANSACTIONS (QUALIFYING TRANSACTIONS):

     - DIVIDENDS AND/OR CAPITAL GAIN DISTRIBUTIONS MAY CONTINUE TO BE REINVESTED IN CLASS B SHARES OF A FUND.

     - SHAREHOLDERS INVESTED IN CLASS B SHARES OF A FUND MAY EXCHANGE THOSE SHARES FOR CLASS B SHARES OF OTHER FUNDS OFFERING SUCH SHARES. CERTAIN EXCEPTIONS APPLY, INCLUDING THAT NOT ALL FUNDS MAY PERMIT EXCHANGES.

Unless contrary instructions are received in advance by the Fund, any purchase orders (except those submitted by a selling and/or servicing agent through the National Securities Clearing Corporation (NSCC) as described in more detail below) that are initial investments in Class B shares or that are orders for additional Class B shares of the Fund received from existing investors in Class B shares, including orders made through an active systematic investment plan, will automatically be invested in Class A shares of the Fund, without regard to the normal minimum initial investment requirement for Class A shares, but subject to the front-end sales charge that generally applies to Class A shares. See Choosing a Share Class - Class A Shares - Front-end Sales Charge for additional information about Class A shares. Your financial advisor or selling and/or servicing agent may have different policies not described here, including a policy to reject purchase orders for Fund Class B shares after the share class has closed or to automatically invest the purchase amount in a money market fund. Please consult your financial advisor or selling and/or servicing agent to understand their policy.

Additional purchase orders for a Fund's Class B shares by an existing Class B shareholder, submitted by such shareholder's selling and/or servicing agent through the NSCC, will be rejected due to operational limitations of the NSCC. Investors should consult their financial advisor if they wish to invest in the Fund by purchasing a share class of the Fund other than Class B shares.

Dividend and/or capital gain distributions from Class B shares of a Fund will not be automatically invested in Class B shares of another Fund. Unless contrary instructions are received in advance of the date of declaration, such dividend and/or capital gain distributions from Class B shares of a Fund will be reinvested in Class B shares of the same Fund that is making the distribution.

CLASS E AND CLASS F SHARES CLOSED

CLASS E AND CLASS F SHARES ARE CLOSED TO NEW INVESTORS AND NEW ACCOUNTS. Shareholders who opened and funded an account with the Fund as of September 22, 2006 (including accounts once funded that subsequently reached a zero balance)
(i) may continue to make additional purchases of Class E and Class F shares and
(ii) will continue to have their dividends and capital gains distributions reinvested. The share class is designed for investors who wish to make an irrevocable gift to a child, grandchild or other individual. Shares are held in an irrevocable trust until a specified date, at which time they pass to a beneficiary.

CLASS I SHARES

Class I shares are available to any fund distributed by the Distributor, if the fund seeks to achieve its investment objective by investing in shares of Funds in the Fund Family. Class I shares may be purchased, sold or exchanged only through the Distributor or an authorized selling and/or servicing agent. THE DISTRIBUTOR, IN ITS SOLE DISCRETION, MAY ACCEPT OR AUTHORIZE SELLING AND/OR SERVICING AGENTS TO ACCEPT INVESTMENTS IN CLASS I SHARES FROM OTHER INSTITUTIONAL INVESTORS.

CLASS R SHARES

Class R shares can only be bought through eligible health savings accounts sponsored by third party platforms, including those sponsored by Ameriprise Financial affiliates, and the following eligible retirement plans: 401(k) plans; 457 plans; employer-sponsored 403(b) plans; profit sharing and money purchase pension plans; defined benefit plans; and non-qualified deferred compensation plans. Class R shares are not available for investment through retail nonretirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, Simple IRAs, individual 403(b) plans or 529 tuition programs. Contact the Transfer Agent or your retirement plan or health savings account administrator for more information about investing in Class R shares. THE DISTRIBUTOR, IN ITS SOLE DISCRETION, MAY ACCEPT OR AUTHORIZE SELLING AND/OR SERVICING AGENTS TO ACCEPT INVESTMENTS IN CLASS R SHARES FROM OTHER INSTITUTIONAL INVESTORS.

CLASS R3, CLASS R4 AND CLASS R5 SHARES

CLASS R4 AND CLASS R5 SHARES ARE CLOSED TO NEW INVESTORS AND NEW ACCOUNTS EFFECTIVE AS OF THE CLOSE OF BUSINESS ON DECEMBER 31, 2010, SUBJECT TO CERTAIN LIMITED EXCEPTIONS DESCRIBED BELOW. Shareholders who opened and funded a Class R4 or Class R5 account with the Fund as of the close of business on December 31, 2010 (including accounts once funded that subsequently reached a zero balance) may continue to make additional purchases of these share classes. Employee benefit plans may continue to make additional purchases of Fund shares and may continue to allow new investors (e.g., new plans) and participants to be established in their Fund account if the retirement plan or another retirement plan with the same or an affiliated plan sponsor has invested in the Fund as of December 31, 2010 and holds Fund shares at the plan level. All employee benefit plans that have approved the Fund as an investment option as of December 31, 2010, but that have not opened an account as of that date, may open an account and make purchases of Fund shares and may continue to allow new investors (e.g., new plans) and participants to be established in their Fund account, provided that the plan opens its initial account with the Fund prior to March 31, 2011.

In the event that an order to purchase Class R4 or Class R5 shares is received by the Fund or the Transfer Agent after the close of business on December 31, 2010 from a new investor or a new account that is not eligible to purchase shares, that order will be refused by the Fund and the Transfer Agent and any money that the Fund or the Transfer Agent received with the order will be returned to the investor or the selling or servicing agent, as appropriate, without interest.

Class R3, Class R4 and Class R5 shares are designed for qualified employee benefit plans, trust companies or similar institutions, charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code, non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above, state sponsored college savings plans established under Section 529 of the Internal Revenue Code, and health savings accounts created pursuant to public law 108-173. Additionally, if approved by the Distributor, Class R5 shares are available to institutional or corporate accounts above a threshold established by the Distributor (currently $1 million per fund or $10 million in all Funds in the Fund Family) and bank trust departments. Class R3, Class R4 and R5 shares may be purchased, sold or exchanged only through the Distributor or an authorized selling and/or servicing agent. Class R3, Class R4 shares and Class R5 shares of the Fund may be exchanged for Class R3 shares, Class R4 shares and Class R5 shares, respectively, of another fund in the Fund Family.

CLASS T SHARES CLOSED

Class T shares are available for purchase only to investors who received (and who have continuously held) Class T shares in connection with the merger of certain Galaxy Funds into various Columbia funds (formerly named Liberty Funds).

CLASS W SHARES

Class W shares are available to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs. Class W shares may be purchased, sold or exchanged only through the Distributor or an authorized selling and/or servicing agent. Shares originally purchased in a discretionary managed account may continue to be held in Class W outside of a discretionary managed account, but no additional Class W purchases may be made and no exchanges to Class W shares of another fund may be made outside of a discretionary managed account. THE DISTRIBUTOR, IN ITS SOLE DISCRETION, MAY ACCEPT OR AUTHORIZE SELLING AND/OR SERVICING AGENTS TO ACCEPT INVESTMENTS IN CLASS W SHARES FROM OTHER INSTITUTIONAL INVESTORS.

CLASS Y SHARES

CLASS Y SHARES ARE AVAILABLE ONLY TO THE FOLLOWING CATEGORIES OF ELIGIBLE
INVESTORS:

     - Individual investors and institutional clients (endowments, foundations, defined benefit plans, etc.) who invest at least $1 million in Class Y shares of a single Fund; and

     - Group retirement plans (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans) with plan assets of at least $10 million.

Currently, Class Y shares are offered only to certain former shareholders of the series of the former Columbia Funds Institutional Trust and to institutional and high net worth individuals and clients invested in certain pooled investment vehicles and separate accounts managed by the Adviser.

CLASS Z SHARES

CLASS Z SHARES ARE AVAILABLE ONLY TO THE CATEGORIES OF ELIGIBLE INVESTORS DESCRIBED BELOW UNDER "MINIMUM INVESTMENT AND ACCOUNT BALANCE -- CLASS Z SHARES MINIMUM INVESTMENTS"

In addition, for Class I, Class R, Class W, Class Y and Class Z shares, the Distributor, in its sole discretion, may accept or authorize selling and/or servicing agents to accept investments from other institutional investors not listed above.

MINIMUM INITIAL INVESTMENTS, ADDITIONAL INVESTMENTS AND ACCOUNT BALANCES

The table below shows the minimum initial investment and additional investment requirements for the Funds and minimum account balance requirements for the Funds, which may vary by Fund, class and type of account.

     MINIMUM INVESTMENT AND ACCOUNT BALANCE

                                                                              RIVERSOURCE
                                                              RIVERSOURCE     DISCIPLINED
                                                                120/20         SMALL CAP
                                                              CONTRARIAN       VALUE FUND
                                                              EQUITY FUND     RIVERSOURCE
                                                              THREADNEEDLE   FLOATING RATE
                                 FOR ALL FUNDS,             GLOBAL EXTENDED       FUND
                                  CLASSES AND                  ALPHA FUND     RIVERSOURCE
                                ACCOUNTS EXCEPT               RIVERSOURCE      INFLATION
                                THOSE LISTED TO     TAX     ABSOLUTE RETURN    PROTECTED
                                   THE RIGHT     QUALIFIED    CURRENCY AND     SECURITIES
                                 (NONQUALIFIED)   ACCOUNTS    INCOME FUND         FUND      CLASS R  CLASS W      CLASS Z
                                ---------------  ---------  ---------------  -------------  -------  -------  ---------------
MINIMUM INITIAL INVESTMENT         $2,000(a)      $1,000(a)      $10,000        $5,000        none    $ 500    Variable(a)(b)
MINIMUM ADDITIONAL INVESTMENTS     $  100         $  100           $100         $  100        none     none   $     100
MINIMUM ACCOUNT BALANCE*           $  250(a)        none           $5,000       $2,500        none    $ 500   $     250(a)

(a) IF YOUR FUND ACCOUNT BALANCE FALLS BELOW THE MINIMUM INITIAL INVESTMENT AMOUNT FOR ANY REASON, INCLUDING A MARKET DECLINE, YOU MAY BE ASKED TO INCREASE IT TO THE MINIMUM INITIAL INVESTMENT AMOUNT OR ESTABLISH A SCHEDULED INVESTMENT PLAN. IF YOU DO NOT DO SO, IT WILL BE SUBJECT TO A $20 ANNUAL LOW BALANCE FEE AND/OR SHARES MAY BE AUTOMATICALLY REDEEMED IF YOU FALL BELOW THE MINIMUM ACCOUNT BALANCE AND THE PROCEEDS MAILED TO YOU.

(b) THE MINIMUM INITIAL INVESTMENT AMOUNT FOR CLASS Z SHARES VARIES FROM NONE, TO $1,000 TO $2,000 DEPENDING UPON THE CATEGORY OF ELIGIBLE INVESTOR. SEE THE SCHEDULE BELOW UNDER CLASS Z SHARES MINIMUM INVESTMENTS.

SYSTEMATIC INVESTMENT PLAN

THE SYSTEMATIC INVESTMENT PLAN ALLOWS YOU TO MAKE REGULAR PURCHASES VIA AUTOMATIC TRANSFERS FROM YOUR BANK ACCOUNT TO THE FUND ON A MONTHLY, QUARTERLY OR SEMI-ANNUAL BASIS. CONTACT THE TRANSFER AGENT OR YOUR FINANCIAL ADVISOR TO SET UP THE PLAN. THE TABLE BELOW SHOWS THE MINIMUM INITIAL INVESTMENTS, MINIMUM ADDITIONAL INVESTMENTS AND MINIMUM ACCOUNT BALANCE FOR INVESTMENT THROUGH A SYSTEMATIC INVESTMENT PLAN:

     MINIMUM INVESTMENT AND ACCOUNT BALANCE -- SYSTEMATIC INVESTMENT PLANS

                                                                              RIVERSOURCE
                                                              RIVERSOURCE     DISCIPLINED
                                                                 120/20        SMALL CAP
                                                               CONTRARIAN      VALUE FUND
                                                              EQUITY FUND     RIVERSOURCE
                                                              THREADNEEDLE   FLOATING RATE
                                 FOR ALL FUNDS,             GLOBAL EXTENDED      FUND
                                  CLASSES AND                  ALPHA FUND     RIVERSOURCE
                                ACCOUNTS EXCEPT               RIVERSOURCE      INFLATION
                                THOSE LISTED TO     TAX     ABSOLUTE RETURN    PROTECTED
                                   THE RIGHT     QUALIFIED    CURRENCY AND     SECURITIES
                                 (NONQUALIFIED)   ACCOUNTS     INCOME FUND        FUND      CLASS R  CLASS W      CLASS Z
                                ---------------  ---------  ---------------  -------------  -------  -------  ---------------
MINIMUM INITIAL INVESTMENT*         $ 100(a)      $ 100(b)      $10,000          $5,000       none    $ 500     Variable(c)
MINIMUM ADDITIONAL INVESTMENTS      $ 100         $ 100         $   100          $  100       none     none    $     100
MINIMUM ACCOUNT BALANCE**            none(b)       none         $ 5,000          $2,500       none    $ 500         none

* IF YOUR FUND ACCOUNT BALANCE IS BELOW THE MINIMUM INITIAL INVESTMENT DESCRIBED ABOVE, YOU MUST MAKE INVESTMENTS AT

     LEAST MONTHLY.

(a)  MONEY MARKET FUNDS -- $2,000

(b)  MONEY MARKET FUNDS -- $1,000

(c) THE MINIMUM INITIAL INVESTMENT AMOUNT FOR CLASS Z SHARES VARIES FROM NONE, TO $1,000 TO $2,000 DEPENDING UPON THE CATEGORY OF ELIGIBLE INVESTOR. SEE THE SCHEDULE BELOW UNDER CLASS Z SHARES MINIMUM INVESTMENTS.

CLASS Z SHARES MINIMUM INVESTMENTS

There is no minimum initial investment in Class Z shares for the following categories of eligible investors:

     - Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the funds of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.

     - Any health savings account sponsored by a third party platform and any omnibus group retirement plan for which a financial intermediary or other entity provides services and is not compensated by the Fund for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

     - Any investor participating in a wrap program sponsored by a financial intermediary or other entity that is paid an asset-based fee by the investor and that is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following eligible investor is $1,000:

     - Any individual retirement plan (assuming the eligibility criteria below are met) or group retirement plan that is not held in an omnibus manner for which a financial intermediary or other entity provides services and is not compensated by the Fund for those services, other than in the form of payments for shareholder servicing or subaccounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following categories of eligible investors is $2,000:

     - Any investor buying shares through a Columbia Management state tuition plan organized under Section 529 of the Internal Revenue Code.

     - Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of another fund distributed by the Distributor (i) who holds Class Z shares; (ii) who held Primary A shares prior to the share class redesignation of Primary A shares as Class Z shares that occurred on August 22, 2005; (iii) who holds Class A shares that were obtained by an exchange of Class Z shares; or (iv) who bought shares of certain mutual funds that were not subject to sales charges and that merged with a Columbia fund distributed by the Distributor.

     - Any trustee or director (or family member of a trustee or director) of a fund distributed by the Distributor.

     - Any investor participating in an account offered by a financial intermediary or other entity that provides services to such an account, is paid an asset-based fee by the investor and is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent (each investor buying shares through a financial intermediary must independently satisfy the minimum investment requirement noted above).

     - Any institutional investor who is a corporation, partnership, trust, foundation, endowment, institution, government entity, or similar organization, which meets the respective qualifications for an accredited investor, as defined under the Securities Act of 1933.

     - Certain financial institutions and intermediaries, such as insurance companies, trust companies, banks, endowments, investment companies or foundations, buying shares for their own account, including Ameriprise Financial and its affiliates and/or subsidiaries.

     -    Certain other investors as set forth in more detail in the SAI.

These minimum initial investment requirements may be waived for accounts that are managed by an investment professional, for accounts held in approved discretionary or non-discretionary wrap programs, for accounts that are a part of an employer-sponsored retirement plan, or for other account types if approved by the Distributor.

The fund reserves the right to modify its minimum investment and related requirements at any time, with or without prior notice.

DIVIDEND DIVERSIFICATION

Generally, you may automatically invest distributions made by another Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest distributions made with respect to shares that were not subject to a sales charge at the time of your initial purchase. Call the Funds at 800.345.6611 for details. See Buying, Selling and Exchanging Shares - Opening an Account and Placing Orders - Buying Shares - Class B Shares Closing for restrictions applicable to Class B shares.

WIRE PURCHASES

You may buy Class A, Class C, Class E, Class F, Class T, Class Y and Class Z shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. The minimum investment amount for purchases via wire is $500.

ELECTRONIC FUNDS TRANSFER

You may buy Class A, Class C, Class E, Class F, Class T, Class Y and Class Z shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to three business days to settle and be considered in "good form." You must set up this feature by contacting the Transfer Agent prior to your request to obtain any necessary forms. There is no minimum investment amount for an electronic funds transfer.

IMPORTANT: Payments sent by electronic fund transfers, a bank authorization, or check that are not guaranteed may take up to 14 days to clear. If you request a redemption within 14 days of purchase, this may cause your redemption request to fail to process if the requested amount includes unguaranteed funds.

OTHER PURCHASE RULES YOU SHOULD KNOW

     - Once the Transfer Agent or your selling and/or servicing agent receives your buy order in "good form," your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

     - You generally buy Class A, Class E and Class T shares at the public offering price per share because purchases of these share classes are generally subject to a front-end sales charge.

     - You buy Class B, Class C, Class F, Class I, Class R, Class R3, Class R4, Class R5, Class W, Class Y and Class Z shares at net asset value per share because no front-end sales charge applies to purchases of these share classes.

     - The Fund reserves the right to cancel your order if it doesn't receive payment within three business days of receiving your buy order. The Fund will return any payment received for orders that have been cancelled, but no interest will be paid on that money.

     - Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

     - Shares bought are recorded on the books of the Fund. The Fund doesn't issue certificates.

SELLING SHARES

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption. You may sell your shares at any time. The payment will be sent within seven days after your request is received in good order. When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received in good order, minus any applicable CDSC.

Remember that Class R, R3, R4 and R5 shares are sold through your eligible retirement plan or health savings account. For detailed rules regarding the sale of these classes of shares, contact the Transfer Agent, your retirement plan or health savings account administrator.

WIRE REDEMPTIONS

You may request that your Class A, Class B, Class C, Class E, Class F, Class I, Class T, Class, Class Y and Class Z share sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. The Transfer Agent charges a fee for shares sold by Fedwire. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts. The minimum amount that can be redeemed by wire is $500.

ELECTRONIC FUNDS TRANSFER

You may sell Class A, Class B, Class C, Class E, Class F, Class T, Class Y and Class Z shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to three business days for the sale proceeds to be received by your bank. You must set up this feature by contacting the Transfer Agent prior to your request to obtain any necessary forms.

SYSTEMATIC WITHDRAWAL PLAN

The Systematic Withdrawal Plan lets you withdraw funds from your Class A, Class B, Class C, Class I, Class T, Class W, Class Y and/or Class Z shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan. Your account balance generally must be at least $5,000 to set up the plan, but certain fee-based and wrap accounts are not subject to this requirement. All dividend and capital gain distributions must be reinvested to set up the plan. A Systematic Withdrawal Plan cannot be set up on an account that already has a Systematic Investment Plan established. If you set up the plan after you've opened your account, we may require your signature to be Medallion Signature Guaranteed.

You can choose to receive your withdrawals via check or direct deposit into your bank account. Otherwise, the Fund will deduct any applicable CDSC from the withdrawals before sending the balance to you. You can cancel the plan by giving the Fund 30 days notice in writing or by calling the Transfer Agent at
800.422.3737. It's important to remember that if you withdraw more than your investment in the Fund is earning, you'll eventually use up your original investment.

CHECK REDEMPTION SERVICE

Effective September 7, 2010, only Class A shares of the money market funds offer check writing privileges. If you have $2,000 in a money market fund, you may request checks which may be drawn against your account. The amount of any check drawn against your money market fund must be at least $100. You can elect this service on your initial application or thereafter. Call 800.345.6611 for the appropriate forms to establish this service. If you own Class A shares that were both in another fund at NAV because of the size of the purchase, and then exchanged into a money market fund, check redemptions may be subject to a CDSC. A $15 charge will be assessed for any stop payment order requested by you or any overdraft in connection with checks written against your money market fund account.

IN-KIND DISTRIBUTIONS

The Fund reserves the right to honor sell orders with in-kind distributions of portfolio securities instead of cash. In the event the Fund makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash.

OTHER REDEMPTION RULES YOU SHOULD KNOW

     - Once the Transfer Agent or your selling and/or servicing agent receives your sell order in "good form," your shares will be sold at the next calculated net asset value per share. Any applicable CDSC will be deducted from the amount you're selling and the balance will be remitted to you.

     - If you sell your shares directly through the Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in "good form."

     - If you sell your shares through a selling agent, the Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in "good form."

     - If you paid for your shares by check or from your bank account as an Automated Clearing House (ACH) transaction, the Funds will hold the sale proceeds when you sell those shares for a period of time after the trade date of the purchase.

     -    No interest will be paid on uncashed redemption checks.

     - The Funds can delay payment of the sale proceeds for up to seven days and may suspend redemptions and/or postpone payment of redemption proceeds when the NYSE is closed or during emergency circumstances as determined by the SEC.

     - Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

     - Also keep in mind the Funds' Small Account Policy, which is described above in Buying, Selling and Exchanging Shares - Transaction Rules and Policies.

     - For Class E shareholders, if, at the time of the trust's termination, the beneficiary does not elect to redeem Class E shares held by the trust, the shares automatically will convert to Class A shares of the Fund and be registered in the beneficiary's name. For Class F shareholders, if, at the time of the trust's termination, the beneficiary does not elect to redeem Class F shares held by the trust, the shares automatically will convert to Class B shares of the Fund and be registered in the beneficiary's name. After such conversion, the beneficiary's shares no longer will convert to Class E shares, but will convert to Class A shares in accordance with the applicable conversion schedule for Class B shares. Automatic conversion of Class B shares to Class A shares occurs eight years after purchase for these shares. For purposes of calculating the conversion period, the beneficiary ownership period for the Class B shares will begin at the time the Class F shares were purchased.

     - For Class E and Class F shareholders, if the beneficiary under a Columbia Advantage Plan trust exercises his or her withdrawal rights, the financial advisor shall refund to the Distributor any sales charge or initial commission previously retained or paid on the withdrawn Class E and/or Class F shares or amount redeemed.

EXCHANGING SHARES

You can generally sell shares of a Fund to buy shares of another Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective, principal investment strategies, risks, fees and expenses of, the Fund into which you are exchanging. You may be subject to a sales charge if you exchange from a money market Fund into a non-money market Fund. IF YOU HOLD YOUR FUND SHARES IN AN ACCOUNT WITH AMERIPRISE FINANCIAL SERVICES, INC. YOU MAY HAVE LIMITED EXCHANGEABILITY WITHIN THE FUND FAMILY. Please contact your financial advisor for more information.

SYSTEMATIC EXCHANGES

You may buy Class A, Class B, Class C, Class T, Class W, Class Y and/or Class Z shares of a Fund by exchanging each month from another Fund for shares of the same class of the Fund at no additional cost, subject to the following exchange amount minimums: $50 each month for retirement accounts (i.e. tax qualified accounts); and $100 each month for non-retirement accounts. Contact the Transfer Agent or your financial advisor to set up the plan. If you set up your plan to exchange more than $100,000 each month, you must obtain a Medallion Signature Guarantee.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to the Funds' Small Account Policy described above in Buying, Selling and Exchanging Shares - Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $50 and $100 minimum requirements noted immediately above) by calling the Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described below for making exchanges apply to systematic exchanges.

OTHER EXCHANGE RULES YOU SHOULD KNOW

     - Exchanges are made at net asset value next calculated after your exchange order is received in good form.

     - Once the fund receives your exchange request, you cannot cancel it after the market closes.

     - The rules for buying shares of a Fund generally apply to exchanges into that Fund, including, if your exchange creates a new account, it must satisfy the minimum investment amount for new purchases, unless a waiver applies.

     - Shares of the purchased Fund may not be used on the same day for another exchange or sale.

     - You can generally make exchanges between like share classes of any Fund. Some exceptions apply.

     - If you exchange shares from Class A shares of a money market Fund in the Fund Family to a non-money market Fund in the Fund Family, any further exchanges must be between shares of the same class. For example, if you exchange from Class A shares of a money market fund into Class C shares of an equity Fund in the Fund Family, you may not exchange from Class C shares of that equity Fund back to Class A shares of a money market Fund.

     - A sales charge may apply when you exchange shares of a Fund that were not assessed a sales charge at the time of your initial purchase. If your initial investment was in a money market Fund in the Fund Family and you exchange into an equity or fixed income Fund in the Fund Family, your transaction is subject to a front-end sales charge if you exchange into Class A shares and the CDSC if you exchange into Class C, Class E, Class F and Class T shares of the Funds.

     - If your initial investment was in Class A shares of an equity or fixed income Fund in the Fund Family and you exchange shares into a money market Fund in the Fund Family, you may exchange that amount to another fund, including dividends earned on that amount, without paying a sales charge.

     - If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange of those shares. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC imposed at that time will be based on the period that begins when you bought shares of the original Fund and ends when you sell the shares of the Fund you received from the exchange. The applicable CDSC will be the CDSC of the original Fund.

     - You may make exchanges only into a Fund that is legally offered and sold in your state of residence. Contact the Transfer Agent or your financial advisor for more information.

     - You generally may make an exchange only into a Fund that is accepting investments.

     - The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

     - Unless your account is part of a tax-advantaged arrangement, an exchange for shares of another Fund in the Fund Family is a taxable event, and you may recognize a gain or loss for tax purposes.

     - Shares of Class W originally purchased, but no longer held in a discretionary managed account, may not be exchanged for Class W shares of another Fund in the Fund Family. You may continue to hold these shares in the original Fund. Changing your investment to a different Fund in the Fund Family will be treated as a sale and purchase, and you will be subject to applicable taxes on the sale and sales charges on the purchase of the new Fund.

You may exchange or sell shares by having your selling and/or servicing agent process your transaction. If you maintain your account directly with your selling and/or servicing agent, you must contact that agent to exchange or sell shares of the fund. If your account was established directly with the fund, there are a variety of methods you may use to exchange or sell shares of the fund.

SAME-FUND EXCHANGE PRIVILEGE FOR CLASS Z SHARES

Certain shareholders invested in a class of shares other than Class Z may become eligible to invest in Class Z shares. Upon a determination of such eligibility, any such shareholders will be eligible to exchange their shares for Class Z shares of the same fund, if offered. No sales charges or other charges will apply to any such exchange, except that when Class B shares are exchanged for Class Z shares, any CDSC charges applicable to Class B shares will be applied. Ordinarily, shareholders will not recognize a gain or loss for federal income tax purposes upon such an exchange. Investors should contact their selling and/ or servicing agents to learn more about the details of the Class Z shares exchange privilege.

WAYS TO REQUEST A SALE OR EXCHANGE OF SHARES

ACCOUNT ESTABLISHED WITH YOUR SELLING AND/OR SERVICING AGENT

You can exchange or sell shares by having your financial advisor or selling and/or servicing agent process your transaction. They may have different policies not described in this prospectus, including different transaction limits, exchange policies and sale procedures.

ACCOUNT ESTABLISHED WITH THE FUND

BY MAIL        Mail your exchange or sale request to:

REGULAR MAIL   THE FUNDS
               C/O COLUMBIA MANAGEMENT INVESTMENT SERVICES CORP.
               P.O. BOX 8081
               BOSTON, MA 02266-8081

EXPRESS MAIL   THE FUNDS
               C/O COLUMBIA MANAGEMENT INVESTMENT SERVICES CORP.
               30 DAN ROAD
               CANTON, MA 02021-2809

               Include in your letter:

               -    your name

               -    the name of the fund(s)

               -    your account number

               -    the class of shares to be exchanged or sold

               - your social security number (SSN) or taxpayer identification number (TIN)

               - the dollar amount or number of shares you want to exchange or sell

               - specific instructions regarding delivery or exchange destination

               -    signature(s) of registered account owner(s)

               - any special documents the Transfer Agent may require in order to process your order

Corporate, trust or partnership accounts may need to send additional documents. Payment will be mailed to the address of record and made payable to the names listed on the account, unless your request specifies differently and is signed by all owners.

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

     - It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

     - A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentals(TM)

DISTRIBUTIONS

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund's distributed income, including capital gains.

Reinvesting your distributions buys you more shares of a fund - which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you'll earn more money if you reinvest your distributions rather than receive them in cash.


The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Fund will qualify for treatment as a regulated investment company and generally will not have to pay any federal excise tax. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedules:

DECLARATION AND DISTRIBUTION SCHEDULE:

DECLARATIONS      ANNUALLY - [ ]
                SEMI-ANNUALLY - [ ]
                  QUARTERLY - [ ]
                   MONTHLY - [ ]
                    DAILY - [ ]
DISTRIBUTIONS     ANNUALLY - [ ]
                SEMI-ANNUALLY - [ ]
                  QUARTERLY - [ ]
                   MONTHLY - [ ]
                    DAILY - [ ]

The Fund may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the distribution was declared (or, if the Fund declares distributions daily, within five business days after the end of the month in which the distribution was declared). If you sell all of your shares after the record date, but before the payment date, for a distribution, you'll normally receive that distribution in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash (the financial selling and/or servicing agent through which you purchased shares may have different policies). You can do this by writing the Funds at the addresses and telephone numbers listed at the beginning of the section entitled Choosing a Share Class. No sales charges apply to the purchase or sale of such shares.

For accounts held directly with the Fund, distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive distributions by check and the check is returned as undeliverable, all subsequent distributions will be reinvested in additional shares of the Fund.

Unless you are a tax-exempt investor or holding Fund shares through a tax-advantaged account (such as a 401(k) plan or IRA), you should consider avoiding buying Fund shares shortly before the Fund makes a distribution (other than distributions of net investment income that are declared daily) of net investment income or net realized capital gain, because doing so can cost you money in taxes. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as "buying a dividend." To avoid "buying a dividend," before you invest check the Fund's distribution schedule, which is available at the Funds' websites and/or by calling the Funds' telephone numbers listed at the beginning of the section entitled Choosing a Share Class.

If you buy shares of the Fund when it holds securities with unrealized capital gain, you may, in effect, receive part of your purchase price back if and when the Fund sells those securities and distributes any net realized gain. Any such distribution is generally subject to tax. The Fund may have, or may build up over time, high levels of unrealized capital gain. If you buy shares of the Fund when it has capital loss carryforwards, the Fund may have the ability to offset capital gains realized by the Fund that otherwise would have been distributed to shareholders with such carryforwards, although capital loss carryforwards generally expire after eight taxable years and may be subject to substantial limitations.

Certain derivative instruments when held in a fund's portfolio subject the fund to special tax rules, the effect of which may be to accelerate income to the fund, defer fund losses, cause adjustments in the holding periods of fund securities, convert capital gains into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. Funds seeking tax-exempt income may invest in derivatives that generate taxable income to the fund.

For Seligman TargETFund 2045, Seligman TargETFund 2035, Seligman TargETFund 2025, Seligman TargETFund 2015 and Seligman TargETFund Core (the TargETFunds) -- The TargETFunds may purchase or sell (write) options. In general, option premiums which may be received by the TargETFunds are not immediately included in the income of the TargETFunds. Instead, such premiums are taken into account when the option contract expires, the option is exercised by the holder, or the Funds transfer or otherwise terminate the option. If an option written by a TargETFund is exercised and such Fund sells or delivers the underlying security, the Fund generally will recognize capital gain or loss equal to (a) the sum of the exercise price and the option premium received by the Fund minus (b) the Fund's basis in the security. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying security. Gain or loss with respect to any termination of a TargETFund's obligation under an option other than through the exercise of the option and the related sale or delivery of the underlying security generally will be short-term gain or loss. Thus, for example, if an option written by a TargETFund expires unexercised, such Fund generally will recognize short-term gain equal to the premium received. The TargETFunds generally will pay any dividends from its net investment income and distributes any net capital gains realized on investments at least annually (Seligman TargETFund Core generally will pay dividends from its net investment income on a quarterly basis). Because each TargETFund may sell underlying ETFs, US government securities and short-term debt instruments:
(a) to accommodate redemptions of its shares; (b) in respect of the TargETFunds, to implement the process of migration; and (c) to adjust the percentages of its assets invested in each underlying ETF, US government securities, short-term debt instruments, cash and cash equivalents in response to economic, market or other conditions or events, and changes in the asset allocation methodology utilized by the TargETFunds), each TargETFund may generate net capital gains (including short-term capital gains that are generally taxed to shareholders at ordinary income tax rates) for investors that may be higher than the net capital gains ordinarily incurred by an investor through an investment in another asset allocation fund that has broader investment ranges or an asset allocation strategy designed by the investor. In addition, due to federal income tax laws, each TargETFund may not fully utilize capital losses (to offset capital gains) from the sale of underlying ETFs at a loss. In addition, underlying ETFs may distribute capital gains to the TargETFunds.

Taxes and Your Investment

The Fund will send you a statement each year showing how much you've received in distributions in the prior year and the distributions' character for federal income tax purposes. In addition, you should be aware of the following:

     - The Fund intends to qualify each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund's failure to qualify as a regulated investment company would result in fund level taxation, and consequently, a reduction in income available for distribution to you. In addition, any dividends of net tax-exempt income would no longer be exempt from federal income tax and, instead, in general, would be taxable to you as ordinary income.

     - Distributions generally are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

     - FOR TAX-EXEMPT FUNDS: Distributions of the Fund's net interest income from tax-exempt securities generally are not subject to federal income tax, but may be subject to state and local income and other taxes, as well as federal and state alternative minimum tax.

     - FOR TAX-EXEMPT FUNDS: The Fund may invest a portion of its assets in securities that generate income that is not exempt from federal or state income tax. Distributions by the Fund of this income generally are taxable to you as ordinary income. Distributions of gains realized by the Fund, including those generated from the sale or exchange of tax-exempt securities, generally also are taxable to you. Distributions of the Fund's net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund's net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares.

     - Distributions of the Fund's ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund's net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares. For taxable years beginning on or before December 31, 2010, if you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as "qualified dividend income" taxable at lower net long-term capital gain rates. It is currently unclear whether Congress will extend this provision to taxable years beginning after December 31, 2010. Qualified dividend income is income attributable to the Fund's dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends.

     - For taxable years beginning on or before December 31, 2010, the maximum individual federal income tax rate on net long-term capital gain (and thus qualified dividend income) has been temporarily reduced to 15%. It is currently unclear whether Congress will extend this rate reduction to taxable years beginning after December 31, 2010.

     - A sale, redemption or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. Your sales, redemptions and exchanges of Fund shares (including those paid in securities) usually will result in a taxable capital gain or loss to you, equal to the difference between the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid in the case of exchanges) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange.

          In certain circumstances, capital losses may be converted from short-term to long-term or disallowed.

     - The Fund is required by federal law to withhold tax on any taxable distributions and redemption proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you haven't provided a correct taxpayer identification number (TIN) or haven't certified to the Fund that withholding doesn't apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Fund that you are otherwise subject to backup withholding.

     - Class E and Class F shareholders, under the Columbia Gift Plan, the trustee will file all federal and state income tax returns and pay all related income taxes for income and capital gains earned prior to the trust's termination. Under the Columbia Advantage Plan, the beneficiary will be obligated to report any income and capital gains earned by the trust on his or her own tax returns and to pay any related income taxes.

     - Class E and Class F shareholders, you should consult with your own tax advisor about the particular tax consequences to you of making a gift and holding Fund shares through a trust, including any applicable federal or state estate or gift tax consequences.

     - If at the end of the taxable year more than 50% of the value of the Fund's assets consists of securities of foreign corporations, and the Fund makes a special election, you will generally be required to include in income your share of the foreign taxes paid by the Fund. You may be able to either deduct this amount from your income or claim it as a foreign tax credit. There is no assurance that the Fund will make a special election for a taxable year, even if it is eligible to do so.

FOR A FUND ORGANIZED AS A FUND-OF-FUNDS. Because most of the fund's investments are shares of underlying funds, the tax treatment of the fund's gains, losses, and distributions may differ from the tax treatment that would apply if either the fund invested directly in the types of securities held by the underlying funds or the fund shareholders invested directly in the underlying funds. As a result, you may receive taxable distributions earlier and recognize higher amounts of capital gain or ordinary income than you otherwise would.

FUNDamentals(TM)

TAXES

The information provided above is only a summary of how U.S. federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications. It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA. You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

ADDITIONAL SERVICES AND COMPENSATION

In addition to acting as the fund's investment manager, Columbia Management Investment Advisers, LLC (Columbia Management) and its affiliates also receive compensation for providing other services to the funds.

Administration Services. Ameriprise Financial, Inc., 200 Ameriprise Financial Center, Minneapolis, MN 55474, provides or compensates others to provide administrative services to the RiverSource funds, which includes the Seligman and Threadneedle branded funds. These services include administrative, accounting, treasury, and other services. Fees paid by a fund for these services are included under "Other expenses" in the expense table of the fund.

Distribution and Shareholder Services. Columbia Management Investment Distributors, Inc., formerly RiverSource Fund Distributors, Inc. (the Distributor), One Financial Center, Boston, MA 02111, provides underwriting and distribution services to the funds.

Transfer Agency Services. Columbia Management Investment Services Corp., formerly RiverSource Service Corporation (the transfer agent), One Financial Center, Boston, MA 02111, provides or compensates others to provide transfer agency services to the funds. The funds pay the transfer agent a fee that may vary by class, as set forth in the SAI, and reimburses the transfer agent for its out-of-pocket expenses incurred while providing these transfer agency services to the funds. Fees paid by a fund for these services are included under "Other expenses" in the expense table of the fund." The transfer agent pays a portion of these fees to financial intermediaries that provide sub-recordkeeping and other services to fund shareholders. The SAI provides additional information about the services provided and the fee schedules for the transfer agent agreements.

ADDITIONAL MANAGEMENT INFORMATION

AFFILIATED PRODUCTS. Columbia Management serves as investment manager to all funds, including those that are structured to provide asset-allocation services to shareholders of those funds by investing in shares of other funds (funds of funds) (collectively referred to as underlying funds) and to discretionary managed accounts (collectively referred to as affiliated products) that invest exclusively in underlying funds. These affiliated products, individually or collectively, may own a significant percentage of the outstanding shares of the underlying funds, and Columbia Management seeks to balance potential conflicts between the affiliated products and the underlying funds in which they invest. The affiliated products investment in the underlying funds may also have the effect of creating economies of scale (including lower expense ratios) because the affiliated products may own substantial portions of the shares of underlying funds and, comparatively, a redemption of underlying fund shares by one or more affiliated products could cause the expense ratio of an underlying fund to increase as its fixed costs would be spread over a smaller asset base. Because of these large positions of the affiliated products, the underlying funds may experience relatively large purchases or redemptions. Although Columbia Management may seek to minimize the impact of these transactions, for example, by structuring them over a reasonable period of time or through other measures, underlying funds may experience increased expenses as they buy and sell securities to manage these transactions. When Columbia Management structures transactions over a reasonable period of time in order to manage the potential impact of the buy and sell decisions for the affiliated products, these affiliated products, including funds of funds, may pay more or less for shares of the underlying funds than if the transactions were executed in one transaction. In addition, substantial redemptions by the affiliated products within a short period of time could require the underlying fund to liquidate positions more rapidly than would otherwise be desirable, which may have the effect of reducing or eliminating potential gain or causing the underlying fund to realize a loss. Substantial redemptions may also adversely affect the ability of the investment manager to implement the underlying fund's investment strategy. Columbia Management also has an economic conflict of interest in determining the allocation of the affiliated products' assets among the underlying funds as it earns different fees from the underlying funds. Columbia Management monitors expense levels of the funds and is committed to offering funds that are competitively priced. Columbia Management reports to the Board on the steps it has taken to manage any potential conflicts. See the SAI for information on the percent of the fund owned by affiliated products.

CASH RESERVES. A fund may invest its daily cash balance in a money market fund selected by Columbia Management, including but not limited to RiverSource Short-Term Cash Fund (Short-Term Cash Fund), a money market fund established for the exclusive use of the funds and other institutional clients of Columbia Management. While Short-Term Cash Fund does not pay an advisory fee to Columbia Management, it does incur other expenses, and is expected to operate at a very low expense ratio. A fund will invest in Short-Term Cash Fund or any other money market fund selected by Columbia Management only to the extent it is consistent with the fund's investment objectives and policies. Short-Term Cash Fund is not insured or guaranteed by the FDIC or any other government agency.

FUND HOLDINGS DISCLOSURE. The Board has adopted policies and procedures that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the securities owned by a fund. A description of these policies and procedures is included in the SAI.

LEGAL PROCEEDINGS. Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the fund. Information regarding certain pending and settled legal proceedings may be found in the fund's shareholder reports and in the SAI. Additionally, Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

Funds offered under the Columbia, RiverSource, Seligman and Threadneedle brands can be purchased from authorized financial intermediaries.

Additional information about the Fund and its investments is available in the Fund's SAI. The SAI is incorporated by reference in this prospectus. For a free copy of the SAI or to request other information about the Fund, contact your financial intermediary or the Fund directly through the address or telephone number below. To make a shareholder inquiry, contact the financial intermediary through whom you purchased the Fund.

For RiverSource, Seligman and Threadneedle funds, please contact:
734 Ameriprise Financial Center
Minneapolis, MN 55474
800. 221.2450

RiverSource, Seligman and Threadneedle fund information is also available at: riversource.com/prospectus (for RiverSource and Threadneedle funds) or seligman.com/fund/list (for Seligman funds)

For Columbia funds, please contact:
P.O. Box 8081
Boston, MA 02266-8081
800. 345.6611

Columbia funds information is also available at:
columbiamanagement.com

Information about the Fund, including the SAI, can be reviewed at the Securities and Exchange Commission's (Commission) Public Reference Room in Washington, D.C. (for information about the public reference room call 202.551.8090). Reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Commission's Public Reference Section, Washington, D.C. 20549-1520.

Investment Company Act File #811-21852

                                                                  S-____ (__/10)

Statement of Additional Information for Columbia Marsico Flexible Capital Fund is incorporated by reference to that filed in Registrant's Post-Effective Amendment No. 12 to Registration Statement No. 333-131683 on or about July 9, 2010.

PART C. OTHER INFORMATION

Item 28. Exhibits

(a)(1) Agreement and Declaration of Trust effective January 27, 2006, filed electronically on or about Feb. 8, 2006 as Exhibit (a) to Registrant's Registration Statement is incorporated by reference.

(a)(2) Amendment No. 1 to the Agreement and Declaration of Trust filed electronically on or about Oct. 2, 2007 as Exhibit (a)(2) to Registrant's Post-Effective Amendment No. 5 to Registration Statement No. 333-131683 is incorporated by reference.

(a)(3) Amendment No. 2 to the Agreement and Declaration of Trust, dated Jan. 8, 2009, filed electronically on or about Jan. 27, 2009 as Exhibit
         (a)(3) to Registrant's Post-Effective Amendment No. 8 to Registration Statement No. 333-131683 is incorporated by reference.

(b) By-laws filed electronically on or about April 21, 2006 as Exhibit (b) to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-131683 are incorporated by reference.

(c)      Stock Certificate: Not applicable.

(d)(1) Investment Management Services Agreement, dated May 1, 2006, amended and restated April 9, 2009, between Registrant and RiverSource Investments, LLC, now known as Columbia Management Investment Advisers, LLC, filed electronically on or about April 29, 2010 as Exhibit (d) to Registrant's Post-Effective Amendment No. 10 to Registration Statement No. 333-131683 is incorporated by reference.

(d)(2) Investment Management Services Agreement between Registrant, on behalf of Columbia Marsico Flexible Capital Fund, and Columbia Management Investment Advisers, LLC to be filed by Amendment.

(d)(3) Form of the Subadvisory Agreement for Columbia Marsico Flexible Capital Fund to be filed by Amendment.

(e)(1) Distribution Agreement, effective Nov. 7, 2008, amended and restated April 6, 2010, between Registrant and RiverSource Fund Distributors, Inc., now known as Columbia Management Investment Distributors, Inc., filed electronically on or about May 27, 2010 as Exhibit (e)(1) to RiverSource Strategy Series, Inc. Post-Effective Amendment No. 58 to Registration Statement No. 2-89288 is incorporated by reference.

(e)(2) Form of Mutual Fund Sales Agreement filed electronically on or about July 9, 2010 as Exhibit (e)(2) to RiverSource Bond Series, Inc. Post-Effective Amendment No. 63 to Registration Statement No. 2-72174 is incorporated by reference.

(e)(3) Distribution Agreement between Registrant, on behalf of Columbia Marsico Flexible Capital Fund, and Columbia Management Investment Distributors, Inc. to be filed by Amendment.

(f) Deferred Compensation Plan, amended and restated Jan. 1, 2009, filed electronically on or about Jan. 27, 2009 as Exhibit (f) to RiverSource Equity Series, Inc. Post-Effective Amendment No. 105 to Registration Statement No. 2-13188 is incorporated by reference.

(g) Form of Master Global Custody Agreement with JP Morgan Chase Bank, N.A. filed electronically on or about Dec. 23, 2008 as Exhibit (g) to RiverSource International Managers Series, Inc. Post-Effective Amendment No. 18 to Registration Statement No. 333-64010 is incorporated by reference.

(h)(1) Administrative Services Agreement, dated Oct. 1, 2005, amended and restated April 6, 2010, between Registrant and Ameriprise Financial, Inc. filed electronically on or about April 29, 2010 as Exhibit (h)(1) to Registrant's Post-Effective Amendment No. 10 to Registration Statement No. 333-131683 is incorporated by reference.

(h)(2) Transfer Agency Agreement, dated Oct. 1, 2005, amended and restated April 6, 2010, between Registrant and RiverSource Service Corporation, now known as Columbia Management Investment Services Corp., filed electronically on or April 29, 2010 as Exhibit (h)(2) to Registrant's Post-Effective Amendment No. 10 to Registration Statement No. 333-131683 is incorporated by reference.

(h)(3) Plan Administration Services Agreement, dated Dec. 1, 2006, amended and restated April 6, 2010, between Registrant and RiverSource Service Corporation, now known as Columbia Management Investment Services Corp., filed electronically on or about April 29, 2010 as Exhibit
         (h)(3) to Registrant's Post-Effective Amendment No. 10 to Registration Statement No. 333-131683 is incorporated by reference.

(h)(4) Master Fee Cap/Fee Waiver Agreement, dated Oct. 1, 2005, amended and restated April 6, 2010, between RiverSource Investments, LLC, now known as Columbia Management Investment Advisers, LLC, Ameriprise Financial, Inc., RiverSource Service Corporation, now known as Columbia Management Investment Services Corp., RiverSource Fund Distributors, Inc., now known as Columbia Management Investment Distributors, Inc. and the Registrant filed electronically on or about April 29, 2010 as Exhibit
         (h)(4) to Registrant's Post-Effective Amendment No. 10 to Registration Statement No. 333-131683 is incorporated by reference.

(h)(5) License Agreement, effective May 1, 2006, amended and restated as of Nov. 12, 2008, between Ameriprise Financial, Inc. and RiverSource Family of Funds filed electronically on or about Feb. 27, 2009 as Exhibit (h)(4) to RiverSource Variable Series Trust Post-Effective Amendment No. 4 to Registration Statement No. 333-146374 is incorporated by reference.

(h)(6) Administrative Services Agreement between Registrant, on behalf of Columbia Marsico Flexible Capital Fund, and Ameriprise Financial, Inc. to be filed by Amendment.

(h)(7) Transfer Agency Agreement between Registrant, on behalf of Columbia Marsico Flexible Capital Fund, and Columbia Management Investment Services Corp. to be filed by Amendment.

(h)(8) Plan Administration Services Agreement between Registrant, on behalf of Columbia Marsico Flexible Capital Fund, and Columbia Management Investment Services Corp. to be filed by Amendment.

(i) Opinion and consent of counsel as to the legality of the securities being registered to be filed by Amendment.

(j)      Consent of Independent Registered Public Accounting Firm (Ernst & Young
         LLP): Not Applicable.

(k)      Omitted Financial Statements: Not Applicable.

(l)      Initial Capital Agreement: Not Applicable.

(m)(1) Plan of Distribution and Agreement of Distribution, effective Nov. 7, 2008, amended and restated April 6, 2010, between Registrant and RiverSource Fund Distributors, Inc., now known as Columbia Management Investment Distributors, Inc., filed electronically on or about April 29, 2010 as Exhibit (m) to Registrant's Post-Effective Amendment No. 10 to Registration Statement No. 333-131683 is incorporated by reference.

(m)(2) Plan of Distribution and Agreement of Distribution between Registrant, on behalf of Columbia Marsico Flexible Capital Fund, and Columbia Management Investment Distributors, Inc. to be filed by Amendment.

(n)(1) Rule 18f - 3(d) Plan, amended and restated April 6, 2010, filed electronically on or about April 29, 2010 as Exhibit (n) to Registrant's Post-Effective Amendment No. 10 to Registration Statement No. 333-131683 is incorporated by reference.

(n)(2) Rule 18f - 3(d) Plan for Columbia Marsico Flexible Capital Fund to be filed by Amendment.

(o)      Reserved.

(p)(1) Code of Ethics adopted under Rule 17j-1 for Registrant filed electronically on or about Feb. 27, 2009 as Exhibit (p)(1) to RiverSource Variable Series Trust Post-Effective Amendment No. 4 to Registration Statement No. 333-146374 is incorporated by reference.

(p)(2) Code of Ethics adopted under Rule 17j-1 for Registrant's investment adviser and principal underwriter, dated May 1, 2010, filed electronically on or about May 27, 2010 as Exhibit (p)(2) to RiverSource Strategy Series, Inc. Post-Effective Amendment No. 58 to Registration Statement No. 2-89288 is incorporated by reference.

(q) Directors/Trustees Power of Attorney to sign Amendments to this Registration Statement, dated April 6, 2010, filed electronically on or about April 29, 2010 as Exhibit (q) to Registrant's Post-Effective Amendment No. 10 to Registration Statement No. 333-131683 is incorporated by reference.

Item 29. Persons Controlled by or Under Common Control with the Registrant:

     Columbia Management Investment Advisers, LLC (the investment manager or Columbia Management), formerly RiverSource Investments, LLC, as sponsor of the Columbia, RiverSource, Seligman and Threadneedle funds (the Fund Family), may make initial capital investments in funds in the Fund Family (seed accounts). Columbia Management also serves as investment manager of certain funds-of-funds in the Fund Family that invest primarily in shares of affiliated funds (the "underlying funds"). Columbia Management does not make initial capital investments or invest in underlying funds for the purpose of exercising control. However, since these ownership interests may be significant, in excess of 25%, such that Columbia Management may be deemed to control certain funds in the Fund Family, procedures have been put in place to assure that public shareholders determine the outcome of all actions taken at shareholder meetings. Specifically, Columbia Management (which votes proxies for the seed accounts) and the Boards of Directors or Trustees of the affiliated funds-of-funds (which votes proxies for the affiliated funds-of-funds) vote on each proposal in the same proportion that other shareholders vote on the proposal.

Item 30. Indemnification

The Declaration of Trust of the Registrant provide that the Registrant shall indemnify any person who was or is a party or is threatened to be made a party, by reason of the fact that she or he is or was a director/trustee, officer, employee or agent of the Registrant, or is or was serving at the request of the Registrant as a director/trustee, officer, employee or agent of another company, partnership, joint venture, trust or other enterprise, to any threatened, pending or completed action, suit or proceeding, wherever brought, and the Registrant may purchase liability insurance and advance legal expenses, all to the fullest extent permitted by the laws of the Commonwealth of Massachusetts, as now existing or hereafter amended. The By-laws of the Registrant provide that present or former directors/trustees or officers of the Registrant made or threatened to be made a party to or involved (including as a witness) in an actual or threatened action, suit or proceeding shall be indemnified by the Registrant to the full extent authorized by the Massachusetts Business Corporation Act, all as more fully set forth in the By-laws filed as an exhibit to this registration statement.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors/trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director/trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director/trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Any indemnification hereunder shall not be exclusive of any other rights of indemnification to which the directors/trustees, officers, employees or agents might otherwise be entitled. No indemnification shall be made in violation of the Investment Company Act of 1940.

Item 31. Business and Other Connections of the Investment Adviser

To the knowledge of the Registrant, none of the directors/trustees or officers of Columbia Management, the Registrant's investment adviser, except as set forth below, are or have been, at any time during the Registrant's past two fiscal years, engaged in any other business, profession, vocation or employment of a substantial nature.

(a) Columbia Management, a wholly owned subsidiary of Ameriprise Financial, Inc., performs investment advisory services for the Registrant and certain other clients. Information regarding the business of Columbia Management and the directors/trustees and principal officers of Columbia Management is also included in the Form ADV filed by Columbia Management (formerly, RiverSource Investments, LLC) with the SEC pursuant to the Investment Advisers Act of 1940 (File No. 801-25943), which is incorporated herein by reference. In addition to their position with Columbia Management, except that certain directors/trustees and officers of Columbia Management also hold various positions with, and engage in business for, Ameriprise Financial, Inc. or its other subsidiaries. Prior to May 1, 2010, when Ameriprise Financial, Inc. acquired the long-term asset management business of Columbia Management Group, LLC from Bank of America, N.A., certain current directors/trustees and officers of Columbia Management held various positions with, and engaged in business for, Columbia Management Group, LLC or other direct or indirect subsidiaries of Bank of America Corporation.

Item 32. Principal Underwriter

(a) Columbia Management Investment Distributors, Inc. acts as principal underwriter for the following investment companies, including the Registrant:

Columbia Acorn Trust; Columbia Funds Series Trust; Columbia Funds Series Trust I; Columbia Funds Series Trust II; Columbia Funds Variable Insurance Trust; Columbia Funds Variable Insurance Trust I; RiverSource Bond Series, Inc.; RiverSource California Tax-Exempt Trust; RiverSource Dimensions Series, Inc.; RiverSource Diversified Income Series, Inc.; RiverSource Equity Series, Inc.; RiverSource Global Series, Inc.; RiverSource Government Income Series, Inc.; RiverSource Government Money Market Fund, Inc.; RiverSource High Yield Income Series, Inc.; RiverSource Income Series, Inc.; RiverSource International Managers Series, Inc.; RiverSource International Series, Inc.; RiverSource Investment Series, Inc.; RiverSource Large Cap Series, Inc.; RiverSource Managers Series, Inc.; RiverSource Market Advantage Series, Inc.; RiverSource Money Market Series, Inc.; RiverSource Sector Series, Inc.;

RiverSource Selected Series, Inc.; RiverSource Series Trust; RiverSource Short Term Investments Series, Inc.; RiverSource Special Tax-Exempt Series Trust; RiverSource Strategic Allocation Series, Inc., RiverSource Strategy Series, Inc.; RiverSource Tax-Exempt Income Series, Inc.; RiverSource Tax-Exempt Series, Inc.; RiverSource Variable Series Trust; Seligman Asset Allocation Series, Inc.; Seligman Capital Fund, Inc.; Seligman Communications and Information Fund, Inc.; Seligman Frontier Fund, Inc., Seligman Growth Fund, Inc.; Seligman Global Fund Series; Inc.; Seligman LaSalle Real Estate Fund Series, Inc.; Seligman Municipal Fund Series, Inc.; Seligman Municipal Series Trust; Seligman Portfolios, Inc.; Seligman TargetHorizon ETF Portfolios, Inc.; Seligman Value Fund Series, Inc., and Wanger Advisors Trust. Columbia Management Investment Distributors, Inc. acts as placement agent for Columbia Funds Master Investment Trust, LLC.

(b) As to each director/trustee, principal officer or partner of Columbia Management Investment Distributors, Inc.

                                                POSITION AND OFFICES                POSITIONS AND OFFICES
NAME AND PRINCIPAL BUSINESS ADDRESS*         WITH PRINCIPAL UNDERWRITER                WITH REGISTRANT
------------------------------------   --------------------------------------   -----------------------------
William F. Truscott                    Director (Chairman)                      Board Member, Vice President
Michael A. Jones                       Director; President                      Vice President
Beth Ann Brown                         Director; Senior Vice President
Amy Unckless                           Director; Chief Administrative Officer   None
Jeffrey F. Peters                      Senior Vice President                    None
Jeffrey P. Fox                         Chief Financial Officer                  Treasurer
Scott Roane Plummer                    Vice President, Chief Counsel and        Vice President, Secretary
                                       Assistant Secretary                      and General Counsel
Stephen O. Buff                        Vice President, Chief Compliance         None
                                       Officer
Christopher Thompson                   Senior Vice President and Head of        None
                                       Investment Products and Marketing
Brian Walsh                            Vice President, Strategic Relations      None
Frank Kimball                          Vice President, Asset Management         None
                                       Distribution Operations and Governance
Thomas R. Moore                        Secretary                                None
Michael E. DeFao                       Vice President and Assistant Secretary   None
Paul Goucher                           Vice President and Assistant Secretary   Assistant Secretary
Tara Tilbury                           Vice President and Assistant Secretary   Assistant Secretary
Nancy W. LeDonne                       Vice President and Assistant Secretary   None
Ryan C. Larrenega                      Vice President and Assistant Secretary   None
Joseph L. D'Alessandro                 Vice President and Assistant Secretary   Assistant Secretary
Christopher O. Petersen                Vice President and Assistant Secretary   Assistant Secretary
Eric T. Brandt                         Vice President and Assistant Secretary   None

                                                POSITION AND OFFICES                POSITIONS AND OFFICES
NAME AND PRINCIPAL BUSINESS ADDRESS*         WITH PRINCIPAL UNDERWRITER                WITH REGISTRANT
------------------------------------   --------------------------------------   -----------------------------
James L. Hamalainen                    Treasurer                                None
Neysa Alecu                            Anti-Money Laundering Officer and        Money Laundering
                                       Identity Theft Prevention Officer        Prevention Officer and
                                                                                Identity Theft Prevention
                                                                                Officer
Kevin Wasp                             Ombudsman                                None
Lee Faria                              Conflicts Officer                        None

(c) Not Applicable

Item 33. Location of Accounts and Records

Person maintaining physical possession of accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder include:

- Registrant offices, 901 Marquette Avenue South, Suite 2810, Minneapolis, MN 55402;

- Registrant's investment adviser, Columbia Management Investment Advisers, LLC, 100 Federal Street, Boston, MA 02110; and 707 Second Avenue, South, Minneapolis, MN 55402.

- Registrant's administrator, Ameriprise Financial, Inc., 707 Second Avenue, South, Minneapolis, MN 55402;

- Registrant's principal underwriter, Columbia Management Investment Distributors, Inc., One Financial Center, Boston, MA 02111; and 707 Second Avenue, South, Minneapolis, MN 55402;

- Registrant's transfer agent, Columbia Management Investment Services Corp., One Financial Center, Boston, MA 02111; and 707 Second Avenue, South, Minneapolis, MN 55402; and

- Registrant's custodian, JPMorgan Chase Bank, N.A., 1 Chase Manhattan Plaza, New York, NY 10005.

In addition, Iron Mountain Records Management is an off-site storage facility housing historical records that are no longer required to be maintained on-site. Records stored at this facility include various trading and accounting records, as well as other miscellaneous records. The address for Iron Mountain Records Management is 920 & 950 Apollo Road, Eagan, MN 55121.

Item 34. Management Services

     Not Applicable

Item 35. Undertakings

     Not Applicable

                                   SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant, RIVERSOURCE SERIES TRUST, has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Minneapolis, and the State of Minnesota on the 26th day of August, 2010.

RIVERSOURCE SERIES TRUST


By /s/ J. Kevin Connaughton
   -----------------------------------
   J. Kevin Connaughton
   President


By /s/ Jeffrey P. Fox
   -----------------------------------
   Jeffrey P. Fox
   Treasurer

Pursuant to the requirements of the Securities Act, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 26th day of August, 2010.

Signature                                Capacity
---------                                --------


/s/ Stephen R. Lewis, Jr.*               Chair of the Board
--------------------------------------
Stephen R. Lewis, Jr.


/s/ Kathleen A. Blatz*                   Trustee
--------------------------------------
Kathleen A. Blatz


/s/ Arne H. Carlson*                     Trustee
--------------------------------------
Arne H. Carlson


/s/ Pamela G. Carlton*                   Trustee
--------------------------------------
Pamela G. Carlton


/s/ Patricia M. Flynn*                   Trustee
--------------------------------------
Patricia M. Flynn


/s/ Anne P. Jones*                       Trustee
--------------------------------------
Anne P. Jones

Signature                                Capacity
---------                                --------


/s/ Jeffrey Laikind*                     Trustee
--------------------------------------
Jeffrey Laikind


/s/ John F. Maher*                       Trustee
--------------------------------------
John F. Maher


/s/ Catherine James Paglia*              Trustee
--------------------------------------
Catherine James Paglia


/s/ Leroy C. Richie*                     Trustee
--------------------------------------
Leroy C. Richie


/s/ Alison Taunton-Rigby*                Trustee
--------------------------------------
Alison Taunton-Rigby


/s/ William F. Truscott*                 Trustee
--------------------------------------
William F. Truscott

* Signed pursuant to Directors/Trustees Power of Attorney, dated April 6, 2010, filed electronically on or about April 29, 2010 as Exhibit (q) to Registrant's Post-Effective Amendment No. 10 to Registration Statement No. 333-131683, by:


/s/ Scott R. Plummer
--------------------------------------
Scott R. Plummer

   Contents of this Post-Effective Amendment No. 13 to Registration Statement
                                 No. 333-131683

This Post-Effective Amendment contains the following papers and documents:

The facing sheet.

Part A.

The prospectus for Columbia Marsico Flexible Capital Fund.

Part B.

Statement of Additional Information for Columbia Marsico Flexible Capital Fund.

Part C.

     Other information.

The signatures.